UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07513

Putnam Funds Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Core Bond Fund
Class A [PTRNX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Putnam Core Bond Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$66	0.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Putnam Core Bond Fund returned 6.16%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the Putnam Core Bond Linked Benchmark†, which both returned 6.16%, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS) contributed to performance. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single asset single borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement and rising transaction volumes are providing more price transparency.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

Top detractors from performance:
↓	The Fund’s underweight exposure to emerging markets slightly detracted from relative returns.
Putnam Core Bond Fund	PAGE 1	39114-ATSA-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,600 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	6.16	2.20	2.53
Class A (with sales charge)	1.92	1.37	2.11
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Putnam Core Bond Linked Benchmark†	6.16	3.02	2.12
†	The Putnam Core Bond Linked Benchmark represents the performance of the ICE BofA U.S. Treasury Bill Index through February 27, 2023, and the performance of the Bloomberg U.S. Aggregate Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to February 28, 2023, has been restated to reflect the current maximum sales charge, which is higher than the maximum sales charge prior to that date.
Effective February 28, 2025, the Fund adopted its current investment strategy.
The Fund had performance fee adjustments through May 2023 that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,385,902,744
Total Number of Portfolio Holdings	847
Total Management Fee Paid	$4,325,033
Portfolio Turnover Rate	389%
Putnam Core Bond Fund	PAGE 2	39114-ATSA-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund instituted a 5% limit for investment in below-investment-grade securities. As a result, the Fund’s prospectus was amended to include the following: “The Fund may invest up to 5% of its total assets in debt investments rated below BBB or its equivalent (also known as below-investment-grade securities) at the time of purchase by each rating agency rating such investments, or in unrated investments that the Investment Manager believes are of comparable quality.”
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Core Bond Fund	PAGE 3	39114-ATSA-1225

Putnam Core Bond Fund
Class C [PTRGX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Putnam Core Bond Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$143	1.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Putnam Core Bond Fund returned 5.27%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the Putnam Core Bond Linked Benchmark†, which both returned 6.16%, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS) contributed to performance. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single asset single borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement and rising transaction volumes are providing more price transparency.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

Top detractors from performance:
↓	The Fund’s underweight exposure to emerging markets slightly detracted from relative returns.
Putnam Core Bond Fund	PAGE 1	39114-ATSC-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	5.27	1.43	1.92
Class C (with sales charge)	4.27	1.43	1.92
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Putnam Core Bond Linked Benchmark†	6.16	3.02	2.12
†	The Putnam Core Bond Linked Benchmark represents the performance of the ICE BofA U.S. Treasury Bill Index through February 27, 2023, and the performance of the Bloomberg U.S. Aggregate Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
Effective February 28, 2025, the Fund adopted its current investment strategy.
The Fund had performance fee adjustments through May 2023 that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,385,902,744
Total Number of Portfolio Holdings	847
Total Management Fee Paid	$4,325,033
Portfolio Turnover Rate	389%
Putnam Core Bond Fund	PAGE 2	39114-ATSC-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund instituted a 5% limit for investment in below-investment-grade securities. As a result, the Fund’s prospectus was amended to include the following: “The Fund may invest up to 5% of its total assets in debt investments rated below BBB or its equivalent (also known as below-investment-grade securities) at the time of purchase by each rating agency rating such investments, or in unrated investments that the Investment Manager believes are of comparable quality.”
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Core Bond Fund	PAGE 3	39114-ATSC-1225

Putnam Core Bond Fund
Class R [PTRKX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Putnam Core Bond Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$92	0.89%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of Putnam Core Bond Fund returned 5.84%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the Putnam Core Bond Linked Benchmark†, which both returned 6.16%, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS) contributed to performance. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single asset single borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement and rising transaction volumes are providing more price transparency.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

Top detractors from performance:
↓	The Fund’s underweight exposure to emerging markets slightly detracted from relative returns.
Putnam Core Bond Fund	PAGE 1	39114-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	5.84	1.94	2.27
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Putnam Core Bond Linked Benchmark†	6.16	3.02	2.12
†	The Putnam Core Bond Linked Benchmark represents the performance of the ICE BofA U.S. Treasury Bill Index through February 27, 2023, and the performance of the Bloomberg U.S. Aggregate Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective February 28, 2025, the Fund adopted its current investment strategy.
The Fund had performance fee adjustments through May 2023 that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,385,902,744
Total Number of Portfolio Holdings	847
Total Management Fee Paid	$4,325,033
Portfolio Turnover Rate	389%
Putnam Core Bond Fund	PAGE 2	39114-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund instituted a 5% limit for investment in below-investment-grade securities. As a result, the Fund’s prospectus was amended to include the following: “The Fund may invest up to 5% of its total assets in debt investments rated below BBB or its equivalent (also known as below-investment-grade securities) at the time of purchase by each rating agency rating such investments, or in unrated investments that the Investment Manager believes are of comparable quality.”
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Core Bond Fund	PAGE 3	39114-ATSR-1225

Putnam Core Bond Fund
Class R6 [PTREX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Putnam Core Bond Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$40	0.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Putnam Core Bond Fund returned 6.43%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the Putnam Core Bond Linked Benchmark†, which both returned 6.16%, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS) contributed to performance. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single asset single borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement and rising transaction volumes are providing more price transparency.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

Top detractors from performance:
↓	The Fund’s underweight exposure to emerging markets slightly detracted from relative returns.
Putnam Core Bond Fund	PAGE 1	39114-ATSR6-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R6	6.43	2.45	2.78
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Putnam Core Bond Linked Benchmark†	6.16	3.02	2.12
†	The Putnam Core Bond Linked Benchmark represents the performance of the ICE BofA U.S. Treasury Bill Index through February 27, 2023, and the performance of the Bloomberg U.S. Aggregate Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective February 28, 2025, the Fund adopted its current investment strategy.
The Fund had performance fee adjustments through May 2023 that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,385,902,744
Total Number of Portfolio Holdings	847
Total Management Fee Paid	$4,325,033
Portfolio Turnover Rate	389%
Putnam Core Bond Fund	PAGE 2	39114-ATSR6-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund instituted a 5% limit for investment in below-investment-grade securities. As a result, the Fund’s prospectus was amended to include the following: “The Fund may invest up to 5% of its total assets in debt investments rated below BBB or its equivalent (also known as below-investment-grade securities) at the time of purchase by each rating agency rating such investments, or in unrated investments that the Investment Manager believes are of comparable quality.”
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Core Bond Fund	PAGE 3	39114-ATSR6-1225

Putnam Core Bond Fund
Class Y [PYTRX]
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Putnam Core Bond Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$40	0.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class Y shares of Putnam Core Bond Fund returned 6.33%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the Putnam Core Bond Linked Benchmark†, which both returned 6.16%, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS) contributed to performance. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single asset single borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement and rising transaction volumes are providing more price transparency.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

Top detractors from performance:
↓	The Fund’s underweight exposure to emerging markets slightly detracted from relative returns.
Putnam Core Bond Fund	PAGE 1	39114-ATSY-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class Y	6.33	2.46	2.78
Bloomberg U.S. Aggregate Index	6.16	-0.24	1.90
Putnam Core Bond Linked Benchmark†	6.16	3.02	2.12
†	The Putnam Core Bond Linked Benchmark represents the performance of the ICE BofA U.S. Treasury Bill Index through February 27, 2023, and the performance of the Bloomberg U.S. Aggregate Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective February 28, 2025, the Fund adopted its current investment strategy.
The Fund had performance fee adjustments through May 2023 that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$1,385,902,744
Total Number of Portfolio Holdings	847
Total Management Fee Paid	$4,325,033
Portfolio Turnover Rate	389%
Putnam Core Bond Fund	PAGE 2	39114-ATSY-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 28, 2025, the Fund instituted a 5% limit for investment in below-investment-grade securities. As a result, the Fund’s prospectus was amended to include the following: “The Fund may invest up to 5% of its total assets in debt investments rated below BBB or its equivalent (also known as below-investment-grade securities) at the time of purchase by each rating agency rating such investments, or in unrated investments that the Investment Manager believes are of comparable quality.”
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Core Bond Fund	PAGE 3	39114-ATSY-1225

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending October 31, 2024 and October 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $175,434 in October 31, 2024 and $152,824 in October 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in October 31, 2024 and $0 in October 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $25,322 in October 31, 2024 and $30,537 in October 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in October 31, 2024 and $0 in October 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $1,744,072 in October 31, 2024 and $1,820,011 in October 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
Core Bond
Fund
Financial Statements and Other Important Information
Annual | October 31,  2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 32
Notes to Financial Statements 36
Report of Independent Registered Public Accounting Firm 45
Tax Information 46
Changes In and Disagreements with Accountants 47
Results of Meeting(s) of Shareholders 47
Remuneration Paid to Directors, Officers and Others 47
Board Approval of Management and Subadvisory Agreements 47

Putnam Funds Trust
Financial Highlights
Putnam Core Bond Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.17 $7.68 $8.30 $9.04 $9.40
Income from investment operations
a
:
Net investment income
b
......................... 0.35 0.38 0.39 0.37 0.32
Net realized and unrealized gains (losses) ........... 0.14 0.48 (0.49) (0.68) (0.38)
Total from investment operations .................... 0.49 0.86 (0.10) (0.31) (0.06)
Less distributions from:
Net investment income .......................... (0.35) (0.37) (0.52) (0.43) (0.30)
Net asset value, end of year ....................... $8.31 $8.17 $7.68 $8.30 $9.04
Total return
c
................................... 6.16% 11.35% (1.51)% (3.51)% (0.73)%
Ratios to average net assets
Expenses
d
.................................... 0.64%
e
0.64% 0.66% 0.71% 0.77%
Net investment income ........................... 4.28% 4.63% 4.79% 4.30% 3.42%
Supplemental data
Net assets, end of year (000’s) ..................... $190,884 $158,169 $115,240 $105,223 $133,135
Portfolio turnover rate ............................ 389% 372% 967% 997% 908%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Core Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.14 $7.66 $8.27 $9.00 $9.36
Income from investment operations
a
:
Net investment income
b
......................... 0.29 0.31 0.32 0.29 0.24
Net realized and unrealized gains (losses) ........... 0.13 0.48 (0.48) (0.65) (0.37)
Total from investment operations .................... 0.42 0.79 (0.16) (0.36) (0.13)
Less distributions from:
Net investment income .......................... (0.29) (0.31) (0.45) (0.37) (0.23)
Net asset value, end of year ....................... $8.27 $8.14 $7.66 $8.27 $9.00
Total return
c
................................... 5.27% 10.44% (2.14)% (4.16)% (1.52)%
Ratios to average net assets
Expenses
d
.................................... 1.39%
e
1.39% 1.41% 1.46% 1.52%
Net investment income ........................... 3.53% 3.87% 3.90% 3.38% 2.53%
Supplemental data
Net assets, end of year (000’s) ..................... $9,568 $8,206 $4,580 $5,097 $9,014
Portfolio turnover rate ............................ 389% 372% 967% 997% 908%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Core Bond Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.23 $7.74 $8.35 $9.09 $9.45
Income from investment operations
a
:
Net investment income
b
......................... 0.33 0.34 0.37 0.36 0.30
Net realized and unrealized gains (losses) ........... 0.14 0.50 (0.49) (0.69) (0.38)
Total from investment operations .................... 0.47 0.84 (0.12) (0.33) (0.08)
Less distributions from:
Net investment income .......................... (0.33) (0.35) (0.49) (0.41) (0.28)
Net asset value, end of year ....................... $8.37 $8.23 $7.74 $8.35 $9.09
Total return .................................... 5.84% 10.97% (1.66)% (3.76)% (0.97)%
Ratios to average net assets
Expenses
c
..................................... 0.89%
d
0.88% 0.91% 0.96% 1.02%
Net investment income ........................... 4.03% 4.10% 4.52% 4.12% 3.15%
Supplemental data
Net assets, end of year (000’s) ..................... $8,345 $4,090 $607 $392 $334
Portfolio turnover rate ............................ 389% 372% 967% 997% 908%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Core Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.19 $7.71 $8.33 $9.07 $9.43
Income from investment operations
a
:
Net investment income
b
......................... 0.37 0.39 0.41 0.40 0.35
Net realized and unrealized gains (losses) ........... 0.14 0.49 (0.49) (0.68) (0.39)
Total from investment operations .................... 0.51 0.88 (0.08) (0.28) (0.04)
Less distributions from:
Net investment income .......................... (0.37) (0.40) (0.54) (0.46) (0.32)
Net asset value, end of year ....................... $8.33 $8.19 $7.71 $8.33 $9.07
Total return .................................... 6.43% 11.50% (1.22)% (3.24)% (0.47)%
Ratios to average net assets
Expenses
c
..................................... 0.39%
d
0.39% 0.41% 0.46% 0.52%
Net investment income ........................... 4.53% 4.72% 5.01% 4.59% 3.66%
Supplemental data
Net assets, end of year (000’s) ..................... $59,431 $18,112 $2,896 $1,214 $1,509
Portfolio turnover rate ............................ 389% 372% 967% 997% 908%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Core Bond Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.17 $7.68 $8.30 $9.04 $9.40
Income from investment operations
a
:
Net investment income
b
......................... 0.37 0.39 0.41 0.40 0.35
Net realized and unrealized gains (losses) ........... 0.13 0.50 (0.49) (0.68) (0.39)
Total from investment operations .................... 0.50 0.89 (0.08) (0.28) (0.04)
Less distributions from:
Net investment income .......................... (0.37) (0.40) (0.54) (0.46) (0.32)
Net asset value, end of year ....................... $8.30 $8.17 $7.68 $8.30 $9.04
Total return .................................... 6.33% 11.68% (1.22)% (3.25)% (0.48)%
Ratios to average net assets
Expenses
c
..................................... 0.39%
d
0.39% 0.41% 0.46% 0.52%
Net investment income ........................... 4.53% 4.83% 5.01% 4.59% 3.70%
Supplemental data
Net assets, end of year (000’s) ..................... $1,117,675 $539,569 $218,629 $67,037 $101,933
Portfolio turnover rate ............................ 389% 372% 967% 997% 908%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Funds Trust
Schedule of Investments, October 31, 2025
Putnam Core Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.0%
Capital Markets 2.0%
a
Franklin Ultra Short Bond ETF .......................... United States 1,113,980 $ 27,938,618
Total Management Investment Companies (Cost $ 27,720,882 ) ..................
27,938,618
Principal
Amount
*
Corporate Bonds 28.4%
Aerospace & Defense 1.6%
b
BAE Systems plc ,
Senior Bond , 144A, 5.3% , 3/26/34 ..................... United Kingdom 2,650,000 2,750,878
Senior Bond , 144A, 5.5% , 3/26/54 ..................... United Kingdom 350,000 356,078
Senior Note , 144A, 5.125% , 3/26/29 ................... United Kingdom 745,000 767,905
Boeing Co. (The) ,
Senior Bond , 2.95% , 2/01/30 ......................... United States 1,633,000 1,542,464
Senior Bond , 6.125% , 2/15/33 ........................ United States 943,000 1,016,572
Senior Bond , 3.6% , 5/01/34 .......................... United States 504,000 457,430
Senior Bond , 3.25% , 2/01/35 ......................... United States 389,000 339,258
Senior Bond , 3.5% , 3/01/39 .......................... United States 795,000 649,002
Senior Bond , 6.875% , 3/15/39 ........................ United States 870,000 989,344
Senior Bond , 3.9% , 5/01/49 .......................... United States 862,000 653,716
Senior Bond , 6.858% , 5/01/54 ........................ United States 333,000 379,426
Senior Bond , 3.95% , 8/01/59 ......................... United States 730,000 526,587
Senior Note , 2.196% , 2/04/26 ........................ United States 690,000 686,342
Senior Note , 2.7% , 2/01/27 .......................... United States 1,183,000 1,161,039
Senior Note , 6.259% , 5/01/27 ........................ United States 39,000 40,088
Senior Note , 6.298% , 5/01/29 ........................ United States 60,000 63,670
Senior Note , 5.15% , 5/01/30 ......................... United States 3,365,000 3,462,249
Howmet Aerospace, Inc. ,
Senior Bond , 6.75% , 1/15/28 ......................... United States 500,000 528,224
Senior Bond , 5.95% , 2/01/37 ......................... United States 915,000 996,684
Senior Note , 3% , 1/15/29 ........................... United States 4,584,000 4,430,930
21,797,886
Automobiles 0.3%
b
Hyundai Capital America ,
Senior Bond , 144A, 6.375% , 4/08/30 ................... United States 60,000 64,150
Senior Note , 144A, 4.875% , 11/01/27 .................. United States 1,565,000 1,582,641
Senior Note , 144A, 6.5% , 1/16/29 ..................... United States 1,530,000 1,623,557
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 959,000 985,577
Senior Note , 144A, 5.4% , 1/08/31 ..................... United States 158,000 162,933
4,418,858
Banks 3.4%
b
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/24/30, FRN thereafter , 11/25/35 .............. Australia 200,000 179,274
Banco Santander SA , Sub. Bond , 6.921% , 8/08/33 ..........
Spain 1,200,000 1,331,517
Bank of America Corp. ,
Senior Bond , 2.496% to 2/12/30, FRN thereafter , 2/13/31 ... United States 1,880,000 1,746,012
Senior Bond , 5.468% to 1/22/34, FRN thereafter , 1/23/35 ... United States 90,000 94,050
Senior Bond , 5.511% to 1/23/35, FRN thereafter , 1/24/36 ... United States 1,549,000 1,622,342
Senior Note , 6.204% to 11/09/27, FRN thereafter , 11/10/28 .. United States 1,020,000 1,060,969
Senior Note , 5.162% to 1/23/30, FRN thereafter , 1/24/31 .... United States 1,551,000 1,601,813
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..... United States 1,945,000 1,989,446
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..... United States 1,729,000 1,622,871
L , Sub. Bond , 4.183% , 11/25/27 ...................... United States 450,000 450,332
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 1,665,000 1,741,908

Putnam Funds Trust
Schedule of Investments
Putnam Core Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 1,250,000 $ 1,289,605
b
CaixaBank SA ,
Senior Non-Preferred Note , 144A, 4.634% to 7/02/28, FRN
thereafter , 7/03/29 ................................. Spain 1,140,000 1,148,410
Senior Non-Preferred Note , 144A, 5.673% to 3/14/29, FRN
thereafter , 3/15/30 ................................. Spain 950,000 987,836
Citigroup, Inc. ,
c
CC , Junior Sub. Bond , 7.125% to 8/14/29, FRN thereafter ,
Perpetual ....................................... United States 567,000 585,676
c
GG , Junior Sub. Bond , 6.875% to 8/14/30, FRN thereafter ,
Perpetual ....................................... United States 2,231,000 2,301,152
Senior Note , 4.503% to 9/10/30, FRN thereafter , 9/11/31 .... United States 3,120,000 3,124,464
Sub. Bond , 4.45% , 9/29/27 .......................... United States 918,000 921,100
Sub. Bond , 6.174% to 5/24/33, FRN thereafter , 5/25/34 ..... United States 923,000 980,522
Sub. Bond , 4.75% , 5/18/46 .......................... United States 90,000 80,195
b
Commonwealth Bank of Australia ,
Sub. Bond , 144A, 2.688% , 3/11/31 .................... Australia 1,790,000 1,628,291
Sub. Bond , 144A, 5.837% , 3/13/34 .................... Australia 960,000 1,016,553
b
Credit Agricole SA , Sub. Bond , 144A, 4% to 1/09/28, FRN
thereafter , 1/10/33 ................................. France 250,000 246,091
Fifth Third Bancorp ,
Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 .... United States 930,000 977,931
Senior Note , 4.895% to 9/05/29, FRN thereafter , 9/06/30 .... United States 360,000 365,156
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 505,000 512,682
JPMorgan Chase & Co. ,
Senior Bond , 4.946% to 10/21/34, FRN thereafter , 10/22/35 . United States 2,790,000 2,822,260
Senior Bond , 5.502% to 1/23/35, FRN thereafter , 1/24/36 ... United States 650,000 682,353
Senior Note , 4.323% to 4/25/27, FRN thereafter , 4/26/28 .... United States 445,000 446,499
Senior Note , 4.603% to 10/21/29, FRN thereafter , 10/22/30 .. United States 2,790,000 2,827,845
Senior Note , 5.14% to 1/23/30, FRN thereafter , 1/24/31 ..... United States 1,655,000 1,710,389
Sub. Bond , 2.956% to 5/12/30, FRN thereafter , 5/13/31 ..... United States 2,695,000 2,534,537
Sub. Bond , 5.717% to 9/13/32, FRN thereafter , 9/14/33 ..... United States 1,471,000 1,562,809
Sub. Bond , 5.576% to 7/22/35, FRN thereafter , 7/23/36 ..... United States 500,000 518,755
NatWest Group plc , Senior Note , 5.847% to 3/01/26, FRN
thereafter , 3/02/27 ................................. United Kingdom 230,000 231,089
PNC Financial Services Group, Inc. (The) ,
Senior Bond , 5.373% to 7/20/35, FRN thereafter , 7/21/36 ... United States 340,000 349,398
Sub. Bond , 4.626% to 6/05/32, FRN thereafter , 6/06/33 ..... United States 2,530,000 2,513,156
Toronto-Dominion Bank (The) , Junior Sub. Bond , 8.125% to
10/30/27, FRN thereafter , 10/31/82 ..................... Canada 465,000 491,730
d
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 420,000 421,548
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 576,000 603,923
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 324,000 280,101
Wells Fargo & Co. , Senior Note , 5.574% to 7/24/28, FRN
thereafter , 7/25/29 ................................. United States 1,380,000 1,428,514
Wells Fargo Bank NA , Sub. Bond , 6.6% , 1/15/38 ............
United States 330,000 371,580
Westpac Banking Corp. ,
Sub. Bond , 4.421% , 7/24/39 ......................... Australia 108,000 100,767
Sub. Bond , 2.963% , 11/16/40 ........................ Australia 131,000 101,116
49,604,567

Putnam Funds Trust
Schedule of Investments
Putnam Core Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology 0.6%
Amgen, Inc. ,
Senior Bond , 4.2% , 3/01/33 .......................... United States 900,000 $ 877,997
Senior Bond , 5.65% , 3/02/53 ......................... United States 659,000 658,129
Senior Bond , 5.75% , 3/02/63 ......................... United States 450,000 449,804
Senior Note , 5.25% , 3/02/30 ......................... United States 1,886,000 1,957,874
Biogen, Inc. , Senior Bond , 2.25% , 5/01/30 .................
United States 2,084,000 1,906,927
Regeneron Pharmaceuticals, Inc. , Senior Bond , 1.75% , 9/15/30
United States 3,365,000 2,986,043
8,836,774
Building Products 0.0%
†
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 580,000 590,375
Capital Markets 2.0%
Ares Capital Corp. ,
Senior Note , 3.875% , 1/15/26 ........................ United States 2,465,000 2,462,663
Senior Note , 7% , 1/15/27 ........................... United States 605,000 621,525
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 1,525,000 1,496,867
Deutsche Bank AG , Senior Non-Preferred Note , 2.311% to
11/15/26, FRN thereafter , 11/16/27 ..................... Germany 584,000 572,330
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 4.223% to 4/30/28, FRN thereafter , 5/01/29 ... United States 665,000 665,377
Senior Note , 4.153% to 10/20/28, FRN thereafter , 10/21/29 .. United States 1,501,000 1,496,798
Intercontinental Exchange, Inc. ,
Senior Bond , 1.85% , 9/15/32 ......................... United States 103,000 87,616
Senior Note , 4.35% , 6/15/29 ......................... United States 146,000 147,304
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 1,410,000 1,471,955
Jefferies Financial Group, Inc. ,
Senior Note , 4.5% , 9/15/26 .......................... United States 1,730,000 1,738,117
Senior Note , 6.2% , 4/14/34 .......................... United States 342,000 359,035
b
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 1,022,000 1,003,846
LPL Holdings, Inc. ,
Senior Note , 6.75% , 11/17/28 ........................ United States 300,000 320,060
Senior Note , 5.2% , 3/15/30 .......................... United States 1,461,000 1,493,159
Morgan Stanley ,
Senior Note , 2.475% to 1/20/27, FRN thereafter , 1/21/28 .... United States 3,000,000 2,940,848
Senior Note , 5.123% to 1/31/28, FRN thereafter , 2/01/29 .... United States 2,085,000 2,128,437
Senior Note , 4.994% to 4/11/28, FRN thereafter , 4/12/29 .... United States 1,530,000 1,558,695
Senior Note , 5.23% to 1/14/30, FRN thereafter , 1/15/31 ..... United States 820,000 846,773
Sub. Bond , 4.35% , 9/08/26 .......................... United States 1,270,000 1,272,522
Sub. Bond , 5.948% to 1/18/33, FRN thereafter , 1/19/38 ..... United States 214,000 224,538
Sub. Bond , 5.942% to 2/06/34, FRN thereafter , 2/07/39 ..... United States 459,000 481,933
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 1,980,000 1,884,580
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 58,000 60,895
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............
United States 1,880,000 1,769,340
b
UBS Group AG ,
Senior Note , 144A, 1.305% to 2/01/26, FRN thereafter , 2/02/27 Switzerland 250,000 248,125
Senior Note , 144A, 5.428% to 2/07/29, FRN thereafter , 2/08/30 Switzerland 815,000 843,484
28,196,822
Chemicals 0.1%
Celanese US Holdings LLC , Senior Note , 6.665% , 7/15/27 ....
United States 138,000 141,749

Putnam Funds Trust
Schedule of Investments
Putnam Core Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 1,715,000 $ 1,666,031
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .....
United States 185,000 171,090
1,978,870
Commercial Services & Supplies 0.2%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 1,095,000 1,133,944
Waste Connections, Inc. , Senior Bond , 5% , 3/01/34 ..........
United States 1,948,000 1,993,201
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 397,000 407,310
3,534,455
Communications Equipment 0.1%
Motorola Solutions, Inc. ,
Senior Bond , 2.3% , 11/15/30 ......................... United States 290,000 262,588
Senior Note , 4.85% , 8/15/30 ......................... United States 333,000 339,746
Senior Note , 5.2% , 8/15/32 .......................... United States 1,134,000 1,167,665
1,769,999
Construction & Engineering 0.1%
MasTec, Inc. , Senior Note , 5.9% , 6/15/29 .................
United States 765,000 799,882
Consumer Finance 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.3% , 1/30/32 .......................... Ireland 2,195,000 2,026,371
Senior Note , 5.1% , 1/19/29 .......................... Ireland 1,435,000 1,468,284
b
Aircastle Ltd. / Aircastle Ireland DAC , Senior Note , 144A, 5.25% ,
3/15/30 ......................................... United States 695,000 709,776
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 486,000 553,501
American Express Co. , Senior Note , 5.098% to 2/15/27, FRN
thereafter , 2/16/28 ................................. United States 1,000,000 1,012,595
b
Avolon Holdings Funding Ltd. ,
Senior Note , 144A, 5.75% , 11/15/29 ................... Ireland 1,437,000 1,490,616
Senior Note , 144A, 4.9% , 10/10/30 .................... Ireland 1,465,000 1,472,486
Capital One Financial Corp. ,
Senior Note , 4.493% to 9/10/30, FRN thereafter , 9/11/31 .... United States 1,095,000 1,087,265
Senior Note , 7.624% to 10/29/30, FRN thereafter , 10/30/31 .. United States 465,000 524,577
Sub. Bond , 2.359% to 7/28/31, FRN thereafter , 7/29/32 ..... United States 211,000 183,395
Ford Motor Credit Co. LLC ,
Senior Note , 5.8% , 3/05/27 .......................... United States 720,000 728,280
Senior Note , 4.125% , 8/17/27 ........................ United States 290,000 286,451
General Motors Financial Co., Inc. ,
Senior Bond , 5.45% , 9/06/34 ......................... United States 630,000 637,954
Senior Note , 4.2% , 10/27/28 ......................... United States 450,000 448,992
Senior Note , 5.8% , 1/07/29 .......................... United States 465,000 484,542
Senior Note , 4.9% , 10/06/29 ......................... United States 380,000 385,629
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note , 144A, 6.4% , 3/26/29 ..................... United Kingdom 2,345,000 2,467,355
Senior Note , 144A, 5.15% , 3/17/30 .................... United Kingdom 49,000 49,603
Senior Note , 144A, 6.5% , 3/26/31 ..................... United Kingdom 38,000 40,573
16,058,245
Consumer Staples Distribution & Retail 0.2%
b
7-Eleven, Inc. ,
Senior Bond , 144A, 1.8% , 2/10/31 ..................... United States 296,000 257,846

Putnam Funds Trust
Schedule of Investments
Putnam Core Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Staples Distribution & Retail (continued)
b
7-Eleven, Inc., (continued)
Senior Note , 144A, 1.3% , 2/10/28 ..................... United States 2,322,000 $ 2,177,223
b
Alimentation Couche-Tard, Inc. , Senior Bond , 144A, 3.55% ,
7/26/27 ......................................... Canada 150,000 148,787
2,583,856
Containers & Packaging 0.0%
†
WestRock MWV LLC , Senior Bond , 8.2% , 1/15/30 ...........
United States 103,000 117,469
Diversified Consumer Services 0.0%
†
Service Corp. International , Senior Bond , 3.375% , 8/15/30 ....
United States 140,000 130,216
Diversified REITs 0.4%
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 6.75% ,
12/01/33 ........................................ United States 414,000 449,445
VICI Properties LP ,
Senior Note , 4.75% , 2/15/28 ......................... United States 140,000 141,249
Senior Note , 5.125% , 11/15/31 ....................... United States 815,000 825,819
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note , 144A, 3.75% , 2/15/27 .................... United States 1,607,000 1,591,746
Senior Note , 144A, 4.5% , 1/15/28 ..................... United States 1,485,000 1,485,378
Senior Note , 144A, 3.875% , 2/15/29 ................... United States 640,000 625,581
5,119,218
Diversified Telecommunication Services 0.2%
AT&T, Inc. ,
Senior Bond , 4.35% , 3/01/29 ......................... United States 430,000 431,439
Senior Bond , 2.55% , 12/01/33 ........................ United States 2,361,000 2,005,975
Senior Note , 4.1% , 2/15/28 .......................... United States 430,000 429,308
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 265,000 284,763
3,151,485
Electric Utilities 2.9%
American Electric Power Co., Inc. ,
C , Junior Sub. Bond , 5.8% to 3/14/31, FRN thereafter , 3/15/56 United States 1,675,000 1,679,566
D , Junior Sub. Bond , 6.05% to 3/14/36, FRN thereafter ,
3/15/56 ......................................... United States 560,000 567,574
J , Senior Bond , 4.3% , 12/01/28 ....................... United States 305,000 306,724
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 1,694,000 1,529,370
DTE Electric Co. , Senior Bond , 5.25% , 5/15/35 .............
United States 980,000 1,012,648
Duke Energy Corp. ,
Senior Bond , 5.45% , 6/15/34 ......................... United States 157,000 163,811
Senior Bond , 5.8% , 6/15/54 .......................... United States 113,000 114,300
Senior Note , 4.85% , 1/05/29 ......................... United States 400,000 407,671
Duke Energy Ohio, Inc. ,
Senior Bond , 3.65% , 2/01/29 ......................... United States 89,000 88,064
Senior Bond , 5.25% , 4/01/33 ......................... United States 900,000 935,314
b
Enel Finance International NV ,
Senior Bond , 144A, 7.5% , 10/14/32 .................... Italy 600,000 692,464
Senior Note , 144A, 4.375% , 9/30/30 ................... Italy 1,105,000 1,098,432
b
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 290,000 295,274
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 874,000 896,686
Exelon Corp. ,
Senior Bond , 5.625% , 6/15/35 ........................ United States 1,427,000 1,495,763

Putnam Funds Trust
Schedule of Investments
Putnam Core Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Exelon Corp., (continued)
Senior Note , 5.15% , 3/15/29 ......................... United States 1,090,000 $ 1,121,421
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 215,000 216,484
Georgia Power Co. ,
Senior Bond , 4.95% , 5/17/33 ......................... United States 252,000 257,392
Senior Bond , 5.25% , 3/15/34 ......................... United States 653,000 674,467
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 3.55% , 5/01/27 ......................... United States 1,194,000 1,185,225
Senior Bond , 5.9% , 3/15/55 .......................... United States 445,000 460,747
Senior Note , 5.3% , 3/15/32 .......................... United States 1,390,000 1,450,623
Northern States Power Co. , Senior Bond , 5.05% , 5/15/35 .....
United States 700,000 718,446
b
NRG Energy, Inc. ,
Senior Secured Note , 144A, 2% , 12/02/25 ............... United States 695,000 692,795
Senior Secured Note , 144A, 2.45% , 12/02/27 ............ United States 3,400,000 3,261,876
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond , 4.95% , 9/15/52 .................. United States 383,000 351,221
Senior Secured Note , 3.7% , 11/15/28 .................. United States 300,000 297,538
Pacific Gas and Electric Co. ,
Senior Bond , 5.9% , 6/15/32 .......................... United States 1,227,000 1,284,906
Senior Bond , 4.95% , 7/01/50 ......................... United States 162,000 139,574
Senior Bond , 6.75% , 1/15/53 ......................... United States 1,915,000 2,071,573
Senior Note , 6.1% , 1/15/29 .......................... United States 450,000 469,598
PacifiCorp , Senior Bond , 2.7% , 9/15/30 ...................
United States 188,000 173,885
Southern Co. (The) ,
Senior Bond , 5.7% , 3/15/34 .......................... United States 594,000 627,356
Senior Note , 5.5% , 3/15/29 .......................... United States 70,000 72,809
Virginia Electric and Power Co. ,
Senior Bond , 5.05% , 8/15/34 ......................... United States 1,460,000 1,482,469
C , Senior Bond , 4.9% , 9/15/35 ....................... United States 1,310,000 1,306,757
b
Vistra Operations Co. LLC ,
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 1,015,000 1,005,425
Senior Secured Bond , 144A, 6.95% , 10/15/33 ............ United States 604,000 672,364
Senior Secured Bond , 144A, 6% , 4/15/34 ............... United States 517,000 542,755
Senior Secured Bond , 144A, 5.7% , 12/30/34 ............. United States 1,895,000 1,948,138
Senior Secured Note , 144A, 3.7% , 1/30/27 .............. United States 650,000 645,101
Senior Secured Note , 144A, 4.6% , 10/15/30 ............. United States 545,000 541,831
Wisconsin Electric Power Co. , Senior Bond , 4.6% , 10/01/34 ...
United States 813,000 812,065
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............
United States 1,700,000 1,764,843
37,533,345
Electrical Equipment 0.5%
Regal Rexnord Corp. , Senior Note , 6.05% , 4/15/28 ..........
United States 2,580,000 2,669,447
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 4,050,000 3,993,764
6,663,211
Electronic Equipment, Instruments & Components 0.1%
e
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ............... United States 1,425,000 1,409,541
Entertainment 0.1%
b
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......... United States 1,230,000 1,284,640
Financial Services 0.0%
†
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 615,000 606,652

Putnam Funds Trust
Schedule of Investments
Putnam Core Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products 0.7%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 3% , 2/02/29 ........................... United States 1,583,000 $ 1,518,144
Senior Note , 5.75% , 4/01/33 ......................... United States 106,000 110,490
Senior Note , 6.75% , 3/15/34 ......................... United States 1,346,000 1,485,820
b
JBS USA LUX SARL / JBS USA Food Co. / JBS USA Foods
Group, Inc. , Senior Bond , 144A, 5.95% , 4/20/35 ........... United States 315,000 329,985
Kellanova ,
Senior Bond , 4.5% , 4/01/46 .......................... United States 159,000 140,575
B , Senior Bond , 7.45% , 4/01/31 ....................... United States 1,627,000 1,873,480
Kraft Heinz Foods Co. ,
Senior Bond , 6.875% , 1/26/39 ........................ United States 420,000 468,573
Senior Bond , 4.625% , 10/01/39 ....................... United States 420,000 382,577
b
Mars, Inc. ,
Senior Bond , 144A, 5.65% , 5/01/45 .................... United States 630,000 642,516
Senior Bond , 144A, 5.7% , 5/01/55 ..................... United States 1,415,000 1,440,786
Senior Bond , 144A, 5.8% , 5/01/65 ..................... United States 325,000 334,595
Senior Note , 144A, 4.65% , 4/20/31 .................... United States 854,000 870,917
Senior Note , 144A, 5% , 3/01/32 ...................... United States 525,000 539,685
Senior Note , 144A, 5.2% , 3/01/35 ..................... United States 700,000 718,733
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 609,000 558,656
11,415,532
Gas Utilities 0.0%
†
CenterPoint Energy Resources Corp. , Senior Bond , 5.4% ,
7/01/34 ......................................... United States 342,000 354,708
Ground Transportation 0.3%
b
Ashtead Capital, Inc. ,
Senior Bond , 144A, 4.375% , 8/15/27 ................... United Kingdom 305,000 304,645
Senior Bond , 144A, 5.95% , 10/15/33 ................... United Kingdom 1,890,000 1,999,331
Senior Bond , 144A, 5.8% , 4/15/34 ..................... United Kingdom 375,000 393,297
b
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note ,
144A, 4.4% , 7/01/27 ............................... United States 150,000 150,390
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 700,000 716,190
b
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.3% ,
4/03/29 ......................................... Ireland 575,000 591,179
4,155,032
Health Care Equipment & Supplies 0.0%
†
GE HealthCare Technologies, Inc. ,
Senior Note , 5.65% , 11/15/27 ........................ United States 155,000 159,644
Senior Note , 4.8% , 8/14/29 .......................... United States 240,000 244,943
404,587
Health Care Providers & Services 0.8%
Centene Corp. , Senior Note , 2.625% , 8/01/31 ..............
United States 2,300,000 1,975,091
CVS Health Corp. ,
Senior Bond , 4.78% , 3/25/38 ......................... United States 1,726,000 1,622,605
Senior Note , 5.4% , 6/01/29 .......................... United States 3,000,000 3,105,284
Senior Note , 5% , 9/15/32 ........................... United States 604,000 613,757
HCA, Inc. ,
Senior Bond , 4.5% , 2/15/27 .......................... United States 150,000 150,240
Senior Bond , 5.6% , 4/01/34 .......................... United States 527,000 548,837
Senior Bond , 6% , 4/01/54 ........................... United States 692,000 701,975

Putnam Funds Trust
Schedule of Investments
Putnam Core Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
HCA, Inc., (continued)
Senior Note , 3.625% , 3/15/32 ........................ United States 77,000 $ 72,492
Senior Note , 4.6% , 11/15/32 ......................... United States 690,000 685,919
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 285,000 294,040
Icon Investments Six DAC ,
Senior Secured Note , 5.809% , 5/08/27 ................. United States 300,000 306,354
Senior Secured Note , 5.849% , 5/08/29 ................. United States 200,000 209,010
UnitedHealth Group, Inc. ,
Senior Bond , 4.625% , 7/15/35 ........................ United States 270,000 267,118
Senior Bond , 5.875% , 2/15/53 ........................ United States 574,000 589,836
11,142,558
Hotels, Restaurants & Leisure 0.8%
b
Carnival Corp. ,
Senior Note , 144A, 5.125% , 5/01/29 ................... United States 1,725,000 1,747,404
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 1,815,000 1,870,630
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 1,270,000 1,306,236
Senior Secured Note , 144A, 4% , 8/01/28 ................ United States 3,374,000 3,321,232
Hyatt Hotels Corp. ,
Senior Note , 5.75% , 1/30/27 ......................... United States 664,000 675,622
Senior Note , 5.25% , 6/30/29 ......................... United States 495,000 509,255
Senior Note , 5.375% , 12/15/31 ....................... United States 335,000 343,266
Las Vegas Sands Corp. , Senior Note , 3.5% , 8/18/26 .........
United States 635,000 630,255
Royal Caribbean Cruises Ltd. , Senior Bond , 5.375% , 1/15/36 ..
United States 880,000 886,421
11,290,321
Household Durables 0.5%
DR Horton, Inc. ,
Senior Bond , 5% , 10/15/34 .......................... United States 2,120,000 2,145,334
Senior Bond , 5.5% , 10/15/35 ......................... United States 2,125,000 2,207,775
Toll Brothers Finance Corp. ,
Senior Bond , 4.35% , 2/15/28 ......................... United States 987,000 990,218
Senior Bond , 3.8% , 11/01/29 ......................... United States 1,355,000 1,329,057
6,672,384
Independent Power and Renewable Electricity Producers 0.5%
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 1,060,000 1,132,477
Constellation Energy Generation LLC ,
Senior Bond , 6.125% , 1/15/34 ........................ United States 229,000 249,279
Senior Bond , 6.5% , 10/01/53 ......................... United States 558,000 618,089
Senior Bond , 5.75% , 3/15/54 ......................... United States 450,000 457,100
Senior Note , 5.6% , 3/01/28 .......................... United States 1,005,000 1,038,965
Southern Power Co. ,
B , Senior Bond , 4.9% , 10/01/35 ....................... United States 760,000 752,449
A , Senior Note , 4.25% , 10/01/30 ...................... United States 2,100,000 2,088,770
6,337,129
Insurance 1.0%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 695,000 709,867
b
Athene Global Funding ,
Secured Note , 144A, 5.526% , 7/11/31 .................. United States 810,000 833,789
Secured Note , 144A, 5.322% , 11/13/31 ................. United States 935,000 955,247
Senior Secured Bond , 144A, 5.543% , 8/22/35 ............ United States 1,285,000 1,300,709

Putnam Funds Trust
Schedule of Investments
Putnam Core Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
Athene Holding Ltd. ,
Senior Bond , 5.875% , 1/15/34 ........................ United States 505,000 $ 524,587
Senior Bond , 6.25% , 4/01/54 ......................... United States 306,000 305,094
Brown & Brown, Inc. ,
Senior Bond , 5.55% , 6/23/35 ......................... United States 630,000 648,832
Senior Note , 4.9% , 6/23/30 .......................... United States 1,310,000 1,328,566
Senior Note , 5.25% , 6/23/32 ......................... United States 471,000 483,088
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 368,000 370,729
b
CNO Global Funding ,
Secured Note , 144A, 2.65% , 1/06/29 ................... United States 642,000 609,324
Secured Note , 144A, 4.95% , 9/09/29 ................... United States 797,000 811,857
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 950,000 992,487
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 220,000 222,923
b
Metropolitan Life Global Funding I , Senior Secured Bond , 144A,
2.95% , 4/09/30 ................................... United States 360,000 340,883
b
Mutual of Omaha Cos. Global Funding , Secured Note , 144A,
5.8% , 7/27/26 .................................... United States 250,000 253,127
b
Nippon Life Insurance Co. , Sub. Bond , 144A, 6.5% to 4/29/35,
FRN thereafter , 4/30/55 ............................. Japan 1,870,000 2,028,067
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 595,000 616,896
13,336,072
Interactive Media & Services 0.3%
Meta Platforms, Inc. ,
Senior Bond , 5.625% , 11/15/55 ....................... United States 2,200,000 2,185,287
Senior Bond , 5.75% , 5/15/63 ......................... United States 607,000 605,630
Senior Bond , 5.55% , 8/15/64 ......................... United States 939,000 910,003
Senior Note , 4.6% , 11/15/32 ......................... United States 1,060,000 1,065,639
4,766,559
IT Services 0.2%
b
Gartner, Inc. ,
Senior Bond , 144A, 3.75% , 10/01/30 ................... United States 2,621,000 2,480,565
Senior Note , 144A, 3.625% , 6/15/29 ................... United States 44,000 42,253
2,522,818
Leisure Products 0.2%
Brunswick Corp. ,
Senior Bond , 2.4% , 8/18/31 .......................... United States 1,232,000 1,072,344
Senior Bond , 5.1% , 4/01/52 .......................... United States 1,160,000 936,830
Senior Note , 5.85% , 3/18/29 ......................... United States 375,000 387,548
2,396,722
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 431,000 432,234
Media 0.5%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond , 5.85% , 12/01/35 ................. United States 630,000 628,534
Senior Secured Bond , 4.8% , 3/01/50 ................... United States 59,000 46,201
Interpublic Group of Cos., Inc. (The) , Senior Bond , 2.4% , 3/01/31
United States 98,000 87,801
Paramount Global ,
Senior Bond , 4.2% , 6/01/29 .......................... United States 435,000 426,155

Putnam Funds Trust
Schedule of Investments
Putnam Core Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Paramount Global, (continued)
Senior Bond , 4.375% , 3/15/43 ........................ United States 1,280,000 $ 969,952
Senior Note , 3.7% , 6/01/28 .......................... United States 507,000 497,256
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 3,560,000 4,130,571
6,786,470
Metals & Mining 0.2%
b
Glencore Funding LLC ,
Senior Bond , 144A, 2.5% , 9/01/30 ..................... Australia 396,000 362,468
Senior Bond , 144A, 5.634% , 4/04/34 ................... Australia 936,000 976,506
Senior Note , 144A, 6.375% , 10/06/30 .................. Australia 422,000 455,316
1,794,290
Multi-Utilities 0.5%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 565,000 579,278
Dominion Energy, Inc. , Junior Sub. Bond , 6.2% to 2/14/36, FRN
thereafter , 2/15/56 ................................. United States 820,000 829,703
DTE Energy Co. ,
Senior Bond , 5.85% , 6/01/34 ......................... United States 160,000 170,180
Senior Note , 4.95% , 7/01/27 ......................... United States 2,190,000 2,217,102
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................
United States 755,000 779,439
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 170,000 166,952
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 301,000 314,937
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 810,000 815,267
5,872,858
Oil, Gas & Consumable Fuels 2.1%
b
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 1,520,000 1,409,129
Canadian Natural Resources Ltd. ,
Senior Bond , 7.2% , 1/15/32 .......................... Canada 621,000 698,757
b
Senior Note , 144A, 5% , 12/15/29 ..................... Canada 1,144,000 1,168,923
Cheniere Energy Partners LP ,
Senior Bond , 3.25% , 1/31/32 ......................... United States 2,767,000 2,529,233
Senior Note , 4.5% , 10/01/29 ......................... United States 910,000 910,530
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 229,000 242,488
b
DT Midstream, Inc. , Senior Secured Bond , 144A, 5.8% , 12/15/34 United States 1,485,000 1,537,348
Eastern Energy Gas Holdings LLC ,
Senior Bond , 5.8% , 1/15/35 .......................... United States 989,000 1,043,747
Senior Bond , 5.65% , 10/15/54 ........................ United States 376,000 370,326
Energy Transfer LP ,
c
B , Junior Sub. Bond , 6.625% to 2/14/28, FRN thereafter ,
Perpetual ....................................... United States 1,471,000 1,470,834
Senior Note , 5.25% , 7/01/29 ......................... United States 1,190,000 1,224,828
Senior Note , 5.2% , 4/01/30 .......................... United States 1,389,000 1,432,839
Kinder Morgan, Inc. ,
Senior Bond , 7.75% , 1/15/32 ......................... United States 1,683,000 1,948,863
Senior Note , 5% , 2/01/29 ........................... United States 205,000 209,662
Occidental Petroleum Corp. ,
Senior Bond , 7.5% , 5/01/31 .......................... United States 486,000 544,463
Senior Note , 5.2% , 8/01/29 .......................... United States 310,000 316,747
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 1,115,000 1,115,582

Putnam Funds Trust
Schedule of Investments
Putnam Core Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
South Bow USA Infrastructure Holdings LLC ,
Senior Note , 5.026% , 10/01/29 ....................... Canada 1,475,000 $ 1,490,813
Senior Note , 5.584% , 10/01/34 ....................... Canada 975,000 979,094
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. ,
Senior Bond , 5% , 1/15/28 ........................... United States 840,000 840,843
Senior Bond , 4.875% , 2/01/31 ........................ United States 221,000 221,577
b
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 2,360,000 2,409,364
Viper Energy Partners LLC ,
Senior Bond , 5.7% , 8/01/35 .......................... United States 706,000 720,409
Senior Note , 4.9% , 8/01/30 .......................... United States 740,000 747,012
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 992,000 1,029,913
26,613,324
Paper & Forest Products 0.1%
b
Georgia-Pacific LLC , Senior Note , 144A, 4.95% , 6/30/32 ...... United States 1,440,000 1,477,017
Passenger Airlines 0.2%
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 2,500,000 2,493,922
Personal Care Products 0.3%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 1,315,000 1,303,730
Kenvue, Inc. ,
Senior Note , 4.85% , 5/22/32 ......................... United States 1,475,000 1,494,838
Senior Note , 4.9% , 3/22/33 .......................... United States 1,034,000 1,045,275
3,843,843
Pharmaceuticals 0.9%
Bristol-Myers Squibb Co. , Senior Bond , 4.125% , 6/15/39 ......
United States 2,180,000 1,981,675
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond , 4.75% , 5/19/33 ......................... United States 1,230,000 1,245,266
Senior Bond , 5.3% , 5/19/53 .......................... United States 1,474,000 1,426,808
Senior Note , 4.45% , 5/19/28 ......................... United States 234,000 236,480
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 295,000 316,757
Royalty Pharma plc ,
Senior Bond , 5.4% , 9/02/34 .......................... United States 974,000 996,146
Senior Bond , 5.2% , 9/25/35 .......................... United States 845,000 846,874
Senior Note , 5.15% , 9/02/29 ......................... United States 967,000 992,047
Zoetis, Inc. ,
Senior Bond , 2% , 5/15/30 ........................... United States 2,646,000 2,410,861
Senior Bond , 5% , 8/17/35 ........................... United States 2,910,000 2,941,050
13,393,964
Professional Services 0.1%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 1,650,000 1,697,038
Semiconductors & Semiconductor Equipment 0.9%
Broadcom, Inc. ,
Senior Bond , 4.15% , 11/15/30 ........................ United States 288,000 286,629
b
Senior Bond , 144A, 4.926% , 5/15/37 ................... United States 2,606,000 2,596,181
Senior Note , 5.05% , 7/12/29 ......................... United States 2,275,000 2,343,298
b
Foundry JV Holdco LLC ,
Senior Secured Note , 144A, 5.5% , 1/25/31 .............. United States 380,000 394,369

Putnam Funds Trust
Schedule of Investments
Putnam Core Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
b
Foundry JV Holdco LLC, (continued)
Senior Secured Note , 144A, 6.15% , 1/25/32 ............. United States 2,424,000 $ 2,586,284
Senior Secured Note , 144A, 5.9% , 1/25/33 .............. United States 575,000 605,772
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 2,075,000 2,005,165
Marvell Technology, Inc. ,
Senior Note , 5.75% , 2/15/29 ......................... United States 400,000 417,782
Senior Note , 4.75% , 7/15/30 ......................... United States 265,000 268,287
Senior Note , 5.95% , 9/15/33 ......................... United States 368,000 393,502
11,897,269
Software 0.5%
Oracle Corp. ,
Senior Bond , 2.875% , 3/25/31 ........................ United States 2,090,000 1,905,698
Senior Bond , 4.3% , 7/08/34 .......................... United States 923,000 865,395
Senior Bond , 3.65% , 3/25/41 ......................... United States 517,000 401,730
Senior Bond , 4% , 11/15/47 .......................... United States 41,000 30,639
Senior Note , 4.45% , 9/26/30 ......................... United States 745,000 739,020
Senior Note , 4.8% , 9/26/32 .......................... United States 1,000,000 989,992
Synopsys, Inc. ,
Senior Bond , 5.15% , 4/01/35 ......................... United States 1,265,000 1,285,541
Senior Bond , 5.7% , 4/01/55 .......................... United States 90,000 90,994
6,309,009
Specialized REITs 0.7%
American Tower Corp. ,
Senior Bond , 3.95% , 3/15/29 ......................... United States 925,000 916,279
Senior Bond , 3.8% , 8/15/29 .......................... United States 600,000 589,215
Senior Bond , 2.9% , 1/15/30 .......................... United States 481,000 454,264
Senior Bond , 2.7% , 4/15/31 .......................... United States 1,670,000 1,524,938
Senior Note , 5.5% , 3/15/28 .......................... United States 225,000 231,508
Crown Castle, Inc. ,
Senior Bond , 3.65% , 9/01/27 ......................... United States 505,000 499,942
Senior Bond , 3.8% , 2/15/28 .......................... United States 125,000 123,694
Senior Note , 4.9% , 9/01/29 .......................... United States 3,825,000 3,881,593
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 144,000 144,049
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 760,000 729,458
9,094,940
Specialty Retail 0.1%
Dick's Sporting Goods, Inc. ,
Senior Bond , 3.15% , 1/15/32 ......................... United States 325,000 298,501
Senior Bond , 4.1% , 1/15/52 .......................... United States 1,960,000 1,463,655
1,762,156
Technology Hardware, Storage & Peripherals 0.1%
Hewlett Packard Enterprise Co. ,
Senior Note , 4.55% , 10/15/29 ........................ United States 435,000 437,609
Senior Note , 4.85% , 10/15/31 ........................ United States 1,506,000 1,522,086
1,959,695
Textiles, Apparel & Luxury Goods 0.1%
PVH Corp. , Senior Note , 5.5% , 6/13/30 ...................
United States 104,000 105,973
Tapestry, Inc. ,
Senior Bond , 3.05% , 3/15/32 ......................... United States 319,000 288,457

Putnam Funds Trust
Schedule of Investments
Putnam Core Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc., (continued)
Senior Bond , 5.5% , 3/11/35 .......................... United States 824,000 $ 839,559
Senior Note , 5.1% , 3/11/30 .......................... United States 691,000 708,073
1,942,062
Tobacco 0.4%
BAT Capital Corp. , Senior Note , 4.625% , 3/22/33 ...........
United Kingdom 1,540,000 1,521,883
Philip Morris International, Inc. ,
Senior Note , 5.125% , 2/15/30 ........................ United States 2,013,000 2,078,617
Senior Note , 4.75% , 11/01/31 ........................ United States 2,460,000 2,503,896
6,104,396
Trading Companies & Distributors 0.6%
Air Lease Corp. , Senior Note , 5.85% , 12/15/27 .............
United States 805,000 827,626
b
Aircastle Ltd. , Senior Note , 144A, 6.5% , 7/18/28 ............ United States 3,265,000 3,430,978
b
Aviation Capital Group LLC ,
Senior Note , 144A, 5.375% , 7/15/29 ................... United States 1,920,000 1,965,537
Senior Note , 144A, 5.125% , 4/10/30 ................... United States 770,000 781,939
7,006,080
Wireless Telecommunication Services 0.8%
Rogers Communications, Inc. ,
Senior Note , 5% , 2/15/29 ........................... Canada 740,000 753,694
Senior Note , 3.8% , 3/15/32 .......................... Canada 2,653,000 2,501,380
Sub. Bond , 7.125% to 4/14/35, FRN thereafter , 4/15/55 ..... Canada 790,000 845,921
NC5 , Sub. Bond , 7% to 4/14/30, FRN thereafter , 4/15/55 .... Canada 1,570,000 1,643,560
T-Mobile USA, Inc. ,
Senior Bond , 5.05% , 7/15/33 ......................... United States 497,000 505,588
Senior Bond , 4.95% , 11/15/35 ........................ United States 1,940,000 1,927,323
Senior Note , 2.05% , 2/15/28 ......................... United States 595,000 568,443
Senior Note , 3.375% , 4/15/29 ........................ United States 460,000 447,213
Senior Note , 5.125% , 5/15/32 ........................ United States 1,410,000 1,449,883
Senior Note , 6.7% , 12/15/33 ......................... United States 1,050,000 1,174,909
11,817,914
Total Corporate Bonds (Cost $ 384,473,874 ) ...................................
393,279,269
U.S. Government and Agency Securities 35.6%
U.S. Treasury Bonds ,
4.375%, 11/15/39 ................................. United States 91,910,000 91,716,127
4.25%, 11/15/40 .................................. United States 690,000 674,475
2.375%, 2/15/42 .................................. United States 4,520,000 3,380,730
3.375%, 8/15/42 .................................. United States 16,480,000 14,166,363
3.375%, 11/15/48 ................................. United States 690,000 559,924
2.875%, 5/15/52 .................................. United States 66,010,000 47,622,605
3%, 8/15/52 ..................................... United States 11,530,000 8,525,444
U.S. Treasury Notes ,
0.5%, 2/28/26 .................................... United States 4,410,000 4,362,085
4.125%, 2/28/27 .................................. United States 170,000 170,993
3.875%, 5/31/27 .................................. United States 12,180,000 12,223,772
1.875%, 2/28/29 .................................. United States 90,630,000 85,710,845
2.375%, 3/31/29 .................................. United States 20,870,000 20,039,684
4.125%, 2/29/32 .................................. United States 5,290,000 5,375,239
4%, 2/15/34 ..................................... United States 34,280,000 34,310,798
4.25%, 11/15/34 .................................. United States 64,320,000 65,308,668

Putnam Funds Trust
Schedule of Investments
Putnam Core Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
4.625%, 2/15/35 .................................. United States 69,140,000 $ 72,137,868
4.25%, 8/15/35 ................................... United States 27,250,000 27,592,754
Total U.S. Government and Agency Securities (Cost $ 493,443,687 ) ..............
493,878,374
Asset-Backed Securities 7.1%
Automobiles 0.1%
Volkswagen Auto Loan Enhanced Trust , 2025-1 , A2A , 4.51% ,
1/20/28 . ......................................... United States 1,132,846 1,135,074
Banks 0.0%
†
Capital One Multi-Asset Execution Trust , 2023-A1 , A , 4.42% ,
5/15/28 . ......................................... United States 500,000 501,008
Capital Markets 0.2%
b ,f
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.355% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 3,200,000 3,214,547
Consumer Finance 1.1%
Capital One Prime Auto Receivables Trust ,
2024-1 , A2A , 4.61% , 10/15/27 ........................ United States 713,650 714,639
e
2025-1 , A3 , 3.85% , 7/15/30 .......................... United States 2,013,000 2,016,032
GM Financial Consumer Automobile Receivables Trust , 2023-3 ,
A3 , 5.45% , 6/16/28 . ................................ United States 1,330,162 1,339,752
Harley-Davidson Motorcycle Trust , 2023-B , A3 , 5.69% , 8/15/28 .
United States 657,074 662,188
Hyundai Auto Receivables Trust ,
2023-B , A3 , 5.48% , 4/17/28 .......................... United States 1,322,951 1,332,548
f
2025-C , A2B , FRN , 4.584% , ( 30-day SOFR Average + 0.35% ),
7/17/28 ......................................... United States 4,908,000 4,911,598
Toyota Auto Receivables Owner Trust ,
2023-B , A3 , 4.71% , 2/15/28 .......................... United States 173,916 174,519
2023-C , A3 , 5.16% , 4/17/28 .......................... United States 402,022 404,383
f
2025-D , A2B , FRN , 4.497% , ( 30-day SOFR Average + 0.32% ),
8/15/28 ......................................... United States 1,848,000 1,848,568
World Omni Auto Receivables Trust , 2024-A , A3 , 4.86% , 3/15/29 .
United States 481,083 483,532
13,887,759
a a a a a a
Financial Services 5.7%
b ,f
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.31% , ( 3-month
SOFR + 1.44% ), 7/21/37 . ............................ United States 450,000 451,115
b ,f
Angel Oak Mortgage Trust , 2025-HB1 , A1 , 144A, FRN , 5.983% ,
( 30-day SOFR Average + 1.8% ), 2/25/55 . ................ United States 645,363 650,076
b ,f
Apex Credit CLO LLC , 2021-2A , A1AR , 144A, FRN , 5.064% ,
( 3-month SOFR + 1.18% ), 10/20/34 . ................... United States 5,650,000 5,648,587
b ,f
Apidos CLO XXXIV , 2020-34A , A1R , 144A, FRN , 5.296% ,
( 3-month SOFR + 1.412% ), 1/20/35 . ................... United States 2,310,000 2,312,861
b ,f
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 5.007% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 500,000 500,473
b
Bank of America Auto Trust , 2023-2A , A4 , 144A, 5.66% , 11/15/29 . United States 1,075,000 1,094,398
b
Bayview Opportunity Master Fund VII Trust , 2023-1A , A , 144A,
6.93% , 10/28/60 . .................................. United States 295,139 303,569
b ,f
BDS Ltd. , 2021-FL10 , A , 144A, FRN , 5.488% , ( 1-month SOFR +
1.464% ), 12/16/36 . ................................. United States 117,362 117,471
b ,f
Beechwood Park CLO Ltd. , 2019-1A , A2RR , 144A, FRN , Zero
Cpn., ( 3-month SOFR + 1.33% ), 1/17/35 . ................ Jersey 2,750,000 2,750,000
b ,f
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.284% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 700,000 702,297

Putnam Funds Trust
Schedule of Investments
Putnam Core Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b ,f
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.514% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 750,000 $ 753,604
b ,f
Black Diamond CLO Ltd. , 2021-1A , A1AR , 144A, FRN , 5.107% ,
( 3-month SOFR + 1.25% ), 11/22/34 . .................... United States 250,000 250,296
BMW Vehicle Owner Trust , 2023-A , A3 , 5.47% , 2/25/28 . ......
United States 262,023 263,711
b
BRAVO Residential Funding Trust ,
2024-CES1 , A1A , 144A, 6.377% , 4/25/54 ................ United States 1,865,511 1,890,912
f
2025-HE1 , A1 , 144A, FRN , 5.533% , ( 30-day SOFR Average +
1.35% ), 9/25/72 ................................... United States 1,534,245 1,535,392
b ,f
Cathedral Lake VIII Ltd. , 2021-8A , A1 , 144A, FRN , 5.366% ,
( 3-month SOFR + 1.482% ), 1/20/35 . ................... United States 1,540,000 1,541,867
b
Chase Auto Owner Trust ,
2022-AA , A4 , 144A, 3.99% , 3/27/28 .................... United States 180,000 179,966
2025-1A , A3 , 144A, 4.29% , 6/25/30 .................... United States 1,352,000 1,361,806
b ,f
CIFC Funding Ltd. ,
2020-1A , A1R , 144A, FRN , 5.316% , ( 3-month SOFR +
1.412% ), 7/15/36 .................................. United States 2,720,000 2,723,385
2021-4A , AR , 144A, FRN , 5.22% , ( 3-month SOFR + 1.36% ),
7/23/37 ......................................... United States 500,000 501,387
b
Citizens Auto Receivables Trust , 2024-1 , A3 , 144A, 5.11% ,
4/17/28 . ......................................... United States 3,425,167 3,442,769
b
Compass Datacenters Issuer II LLC ,
2024-2A , A1 , 144A, 5.022% , 8/25/49 ................... United States 2,072,000 2,083,360
e
2025-2A , A1 , 144A, 4.926% , 11/25/50 .................. United States 2,972,000 2,982,233
b ,f
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.316% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 500,000 500,553
b ,f
Danby Park CLO Ltd. , 2022-1A , AR , 144A, FRN , 5.23% , ( 3-month
SOFR + 1.36% ), 10/21/37 . ........................... Jersey 2,510,000 2,517,167
b ,f
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.364% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 500,000 502,287
b ,f
Elevation CLO Ltd. ,
2018-10A , AR , 144A, FRN , 4.804% , ( 3-month SOFR + 0.92% ),
10/20/31 ........................................ United States 247,410 247,680
2021-13A , A1R , 144A, FRN , 4.965% , ( 3-month SOFR +
1.06% ), 7/15/34 ................................... United States 500,000 500,294
b ,f
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.25% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 750,000 752,132
b ,f
Elmwood CLO I Ltd. , 2019-1A , A1RR , 144A, FRN , 5.404% ,
( 3-month SOFR + 1.52% ), 4/20/37 . .................... United States 1,000,000 1,003,976
b ,f
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.264% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 850,000 852,430
b
FIGRE Trust ,
2025-FL1 , A1 , 144A, 5.265% , 7/25/55 .................. United States 890,575 892,519
g
2025-HE3 , A , 144A, FRN , 5.56% , 5/25/55 ............... United States 329,907 332,979
g
2025-HE4 , A , 144A, FRN , 5.408% , 7/25/55 .............. United States 336,583 338,507
f
Ford Credit Auto Owner Trust , 2025-B , A2B , FRN , 4.534% , ( 30-
day SOFR Average + 0.3% ), 6/15/28 . ................... United States 531,000 530,935
b
GM Financial Revolving Receivables Trust , 2024-1 , A , 144A,
4.98% , 12/11/36 . .................................. United States 1,868,000 1,921,087
b ,f
GoldenTree Loan Management US CLO 9 Ltd. , 2021-9A , AR ,
144A, FRN , 5.384% , ( 3-month SOFR + 1.5% ), 4/20/37 . ..... United States 800,000 803,880
b ,f
HalseyPoint CLO 3 Ltd. , 2020-3A , A1R , 144A, FRN , 5.318% ,
( 3-month SOFR + 1.48% ), 7/30/37 . .................... United States 3,152,000 3,166,428
Honda Auto Receivables Owner Trust , 2023-3 , A3 , 5.41% ,
2/18/28 . ......................................... United States 1,088,008 1,096,165
b ,f
ICG US CLO Ltd. , 2017-1A , ARR , 144A, FRN , 5.291% , ( 3-month
SOFR + 1.432% ), 7/28/34 . ........................... United States 1,000,000 1,000,489

Putnam Funds Trust
Schedule of Investments
Putnam Core Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b ,f
J.P. Morgan Mortgage Trust ,
2023-HE1 , A1 , 144A, FRN , 5.934% , ( 30-day SOFR Average +
1.75% ), 11/25/53 .................................. United States 139,884 $ 140,588
2024-HE3 , A1 , 144A, FRN , 5.384% , ( 30-day SOFR Average +
1.2% ), 2/25/55 .................................... United States 586,268 586,705
b ,f
Kings Park CLO Ltd. , 2021-1A , A , 144A, FRN , 5.262% , ( 3-month
SOFR + 1.392% ), 1/21/35 . ........................... United States 2,383,819 2,386,195
b ,f
KKR CLO 43 Ltd. , 2022-43A , A1R , 144A, FRN , 5.655% , ( 3-month
SOFR + 1.75% ), 1/15/36 . ............................ Jersey 750,000 752,506
b ,f
KKR CLO 54 Ltd. , 2024-54A , A , 144A, FRN , 5.225% , ( 3-month
SOFR + 1.32% ), 1/15/38 . ............................ United States 2,275,000 2,284,978
b
Lendbuzz Securitization Trust , 2024-3A , A2 , 144A, 4.97% ,
10/15/29 . ........................................ United States 1,290,487 1,288,370
b ,f
Madison Park Funding XXX Ltd. , 2018-30A , A1R , 144A, FRN ,
5.254% , ( 3-month SOFR + 1.36% ), 7/16/37 . .............. United States 1,180,000 1,184,425
b ,f
MF1 Ltd. , 2021-FL6 , A , 144A, FRN , 5.246% , ( 1-month SOFR +
1.214% ), 7/16/36 . ................................. United States 5,178 5,186
b ,f
Nassau Ltd. , 2020-1A , A1R , 144A, FRN , 5.456% , ( 3-month SOFR
+ 1.552% ), 1/15/35 . ................................ United States 246,669 246,972
b ,f
Neuberger Berman Loan Advisers CLO 48 Ltd. , 2022-48A , A2R ,
144A, FRN , 5.308% , ( 3-month SOFR + 1.45% ), 4/25/36 . .... United States 400,000 400,839
b ,f
Oaktree CLO Ltd. ,
2019-4A , ARR , 144A, FRN , 5.394% , ( 3-month SOFR + 1.51% ),
7/20/37 ......................................... United States 500,000 501,603
2021-1A , A1R , 144A, FRN , 5.255% , ( 3-month SOFR + 1.35% ),
1/15/38 ......................................... United States 938,000 939,861
b
OCCU Auto Receivables Trust , 2025-1A , A3 , 144A, 4.81% ,
11/15/29 . ........................................ United States 561,000 564,657
b ,f
OHA Loan Funding Ltd. , 2016-1A , A1R2 , 144A, FRN , 5.344% ,
( 3-month SOFR + 1.46% ), 7/20/37 . .................... United States 2,043,000 2,052,324
b
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 618,000 620,148
b ,f
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.765% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 612,452 614,167
b ,f
RR 14 Ltd. , 2021-14A , A1 , 144A, FRN , 5.286% , ( 3-month SOFR
+ 1.382% ), 4/15/36 . ................................ United States 1,000,000 1,001,650
b ,f
Signal Peak CLO 5 Ltd. , 2018-5A , A1R , 144A, FRN , 5.408% ,
( 3-month SOFR + 1.55% ), 4/25/37 . .................... United States 600,000 602,905
b ,f
Sound Point CLO XXXII Ltd. , 2021-4A , A , 144A, FRN , 5.27% ,
( 3-month SOFR + 1.412% ), 10/25/34 . .................. United States 500,000 500,598
b ,f
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.805% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 1,517,718 1,518,558
b
Towd Point Mortgage Trust ,
2024-CES4 , A1 , 144A, 5.122% , 9/25/64 ................. United States 326,646 326,924
f
2025-HE1 , A1A , 144A, FRN , 5.533% , ( 30-day SOFR Average +
1.35% ), 7/25/65 ................................... United States 797,185 797,902
b ,f
Trinitas CLO XV Ltd. , 2021-15A , A1R , 144A, FRN , 4.977% ,
( 3-month SOFR + 1.12% ), 4/22/34 . .................... United States 2,900,000 2,902,999
b ,f
Trinitas CLO XVII Ltd. , 2021-17A , B1R , 144A, FRN , 5.534% ,
( 3-month SOFR + 1.65% ), 10/20/34 . ................... United States 3,000,000 3,006,906
b ,f
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.346% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 247,785 247,979
b ,f
Venture XXVII CLO Ltd. , 2017-27A , BR , 144A, FRN , 5.746% ,
( 3-month SOFR + 1.862% ), 7/20/30 . ................... United States 350,000 350,584
b ,f
Warwick Capital CLO 3 Ltd. , 2024-3A , A1 , 144A, FRN , 5.534% ,
( 3-month SOFR + 1.65% ), 4/20/37 . .................... Jersey 800,000 803,598
b ,f
Wise CLO Ltd. ,
2023-2A , A , 144A, FRN , 5.705% , ( 3-month SOFR + 1.8% ),
1/15/37 ......................................... United States 1,000,000 1,005,401

Putnam Funds Trust
Schedule of Investments
Putnam Core Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,f
Wise CLO Ltd., (continued)
2024-2A , A , 144A, FRN , 5.365% , ( 3-month SOFR + 1.46% ),
7/15/37 ......................................... United States 750,000 $ 751,312
79,387,883
a a a a a a
Total Asset-Backed Securities (Cost $ 97,944,804 ) .............................
98,126,271
Commercial Mortgage-Backed Securities 4.7%
Financial Services 4.7%
b ,f
AREIT Trust , 2022-CRE6 , A , 144A, FRN , 5.431% , ( 30-day SOFR
Average + 1.25% ), 1/20/37 ........................... United States 310,364 310,631
g
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.273% , 9/15/48 .............................. United States 2,908,000 2,810,811
BANK ,
g,h
2017-BNK9 , XA , IO, FRN , 0.751% , 11/15/54 ............. United States 35,279,162 455,394
g,h
2018-BN10 , XA , IO, FRN , 0.684% , 2/15/61 .............. United States 37,382,869 477,712
2019-BN18 , A2 , 3.474% , 5/15/62 ...................... United States 1,209,000 1,179,398
g ,h
BANK5 Trust ,
2024-5YR10 , XA , IO, FRN , 1.189% , 10/15/57 ............. United States 17,514,436 706,909
2024-5YR12 , XA , IO, FRN , 0.497% , 12/15/57 ............. United States 113,280,718 2,102,666
Barclays Commercial Mortgage Trust ,
2019-C3 , A2 , 3.438% , 5/15/52 ........................ United States 1,468,740 1,447,872
2019-C5 , C , 3.71% , 11/15/52 ......................... United States 3,072,000 2,720,316
BBCMS Mortgage Trust ,
g
2023-C21 , A3 , FRN , 6.296% , 9/15/56 ................... United States 1,014,000 1,086,432
g,h
2024-5C29 , XA , IO, FRN , 1.599% , 9/15/57 ............... United States 28,233,488 1,506,962
g,h
2024-5C31 , XA , IO, FRN , 1.061% , 12/15/57 .............. United States 15,165,331 580,021
2025-5C37 , AS , 5.382% , 9/15/58 ...................... United States 1,752,000 1,791,325
Benchmark Mortgage Trust ,
2019-B13 , A2 , 2.889% , 8/15/57 ....................... United States 3,053,609 2,944,642
2019-B14 , A2 , 2.915% , 12/15/62 ...................... United States 984,204 951,872
2020-B17 , A2 , 2.211% , 3/15/53 ....................... United States 2,693,160 2,547,970
g ,h
BMO Mortgage Trust , 2024-5C8 , XA , IO, FRN , 1.021% , 12/15/57 United States 18,567,652 681,843
g ,h
Cantor Commercial Real Estate Lending LP , 2019-CF3 , XA , IO,
FRN , 0.685% , 1/15/53 .............................. United States 8,381,070 195,508
CD Mortgage Trust , 2016-CD1 , A4 , 2.724% , 8/10/49 .........
United States 1,350,000 1,322,924
CFCRE Commercial Mortgage Trust ,
2016-C3 , A3 , 3.865% , 1/10/48 ........................ United States 70,871 70,773
g,h
2016-C4 , XA , IO, FRN , 1.498% , 5/10/58 ................. United States 4,063,865 9,459
Citigroup Commercial Mortgage Trust ,
g
2016-P6 , A5 , FRN , 3.72% , 12/10/49 .................... United States 423,000 413,968
2020-GC46 , A2 , 2.708% , 2/15/53 ...................... United States 993,911 953,932
COMM Mortgage Trust ,
g
2014-CR14 , B , FRN , 3.554% , 2/10/47 .................. United States 307,934 301,198
g
2014-CR17 , C , FRN , 4.781% , 5/10/47 .................. United States 989,000 914,350
2014-UBS4 , AM , 3.968% , 8/10/47 ..................... United States 1,075,702 1,028,059
g,h
2014-UBS4 , XA , IO, FRN , 0.744% , 8/10/47 .............. United States 1,173,898 3,955
2015-DC1 , AM , 3.724% , 2/10/48 ...................... United States 1,846,302 1,817,075
g
2015-LC19 , C , FRN , 4.064% , 2/10/48 .................. United States 341,777 330,138
CSAIL Commercial Mortgage Trust ,
g
2015-C1 , AS , FRN , 3.791% , 4/15/50 ................... United States 669,642 665,786
g,h
2015-C1 , XA , IO, FRN , 0.039% , 4/15/50 ................. United States 1,167,839 12
g
2015-C2 , B , FRN , 4.208% , 6/15/57 .................... United States 755,777 730,041
2016-C6 , AS , 3.346% , 1/15/49 ........................ United States 458,000 450,739
2017-CX10 , A3 , 3.398% , 11/15/50 ..................... United States 973,667 971,942

Putnam Funds Trust
Schedule of Investments
Putnam Core Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
CSAIL Commercial Mortgage Trust, (continued)
g
2019-C17 , C , FRN , 3.934% , 9/15/52 ................... United States 213,000 $ 173,168
2019-C18 , A2 , 2.845% , 12/15/52 ...................... United States 1,219,115 1,186,607
g
CSMC Trust , 2016-NXSR , AS , FRN , 4.049% , 12/15/49 ....... United States 651,000 636,994
b ,e ,g
CSTL Commercial Mortgage Trust , 2025-GATE2 , A , 144A, FRN ,
4.59% , 11/10/42 ................................... United States 2,083,000 2,085,604
b ,g
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.351% ,
8/10/44 ......................................... United States 1,085,549 1,050,912
GS Mortgage Securities Trust ,
g
2014-GC24 , AS , FRN , 4.162% , 9/10/47 ................. United States 344,235 335,453
g
2016-GS2 , B , FRN , 3.759% , 5/10/49 ................... United States 544,000 538,982
g,h
2019-GC38 , XA , IO, FRN , 1.006% , 2/10/52 .............. United States 34,224,603 946,457
2019-GC42 , A2 , 2.933% , 9/10/52 ...................... United States 1,924,864 1,873,787
b ,g
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2007-CB20 , E , 144A, FRN , 8.284% , 2/12/51 ............. United States 10,607 14,673
2012-LC9 , D , 144A, FRN , 3.57% , 12/15/47 .............. United States 327,000 311,401
g
JPMBB Commercial Mortgage Securities Trust ,
2014-C23 , B , FRN , 4.537% , 9/15/47 ................... United States 1,245,000 1,208,832
h
2014-C24 , XA , IO, FRN , 0.705% , 11/15/47 ............... United States 4,658,270 47
JPMCC Commercial Mortgage Securities Trust , 2019-COR5 , A2 ,
3.15% , 6/13/52 ................................... United States 1,155,862 1,143,239
g
JPMDB Commercial Mortgage Securities Trust , 2018-C8 , C , FRN ,
4.756% , 6/15/51 ................................... United States 358,000 323,960
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 1,537,000 1,511,329
Morgan Stanley Bank of America Merrill Lynch Trust ,
b,g
2012-C5 , E , 144A, FRN , 4.638% , 8/15/45 ............... United States 272,552 267,602
g
2013-C10 , B , FRN , 3.953% , 7/15/46 ................... United States 1,302,816 1,237,688
b,g
2013-C10 , F , 144A, FRN , 3.953% , 7/15/46 ............... United States 1,661,000 181,612
g
2015-C22 , B , FRN , 3.883% , 4/15/48 ................... United States 506,000 477,067
g
2015-C22 , C , FRN , 3.97% , 4/15/48 .................... United States 910,000 806,295
g
2015-C26 , AS , FRN , 3.885% , 10/15/48 ................. United States 120,232 119,885
2015-C27 , AS , 4.068% , 12/15/47 ...................... United States 703,138 698,904
g
2016-C32 , AS , FRN , 3.994% , 12/15/49 ................. United States 983,000 971,350
Morgan Stanley Capital I Trust ,
2016-BNK2 , A4 , 3.049% , 11/15/49 ..................... United States 875,000 854,440
g,h
2016-UB12 , XA , IO, FRN , 0.624% , 12/15/49 ............. United States 19,125,890 66,598
g
2018-L1 , C , FRN , 4.794% , 10/15/51 .................... United States 1,050,056 972,305
b ,f
SHRN Trust , 2025-MF18 , A , 144A, FRN , 5.3% , ( 1-month SOFR +
1.2% ), 10/15/40 ................................... United States 1,900,000 1,902,468
UBS Commercial Mortgage Trust ,
2017-C1 , AS , 3.724% , 6/15/50 ........................ United States 472,000 461,339
g,h
2017-C7 , XA , IO, FRN , 0.97% , 12/15/50 ................. United States 12,075,146 206,792
2018-C10 , A4 , 4.313% , 5/15/51 ....................... United States 366,000 363,955
2018-C14 , A4 , 4.448% , 12/15/51 ...................... United States 681,000 680,920
g,h
2018-C8 , XA , IO, FRN , 0.807% , 2/15/51 ................. United States 25,369,796 388,904
g
2019-C16 , B , FRN , 4.32% , 4/15/52 .................... United States 727,000 674,863
g ,h
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.293% , 11/15/48 .................................. United States 37,697 57
Wells Fargo Commercial Mortgage Trust ,
2015-C31 , AS , 4.049% , 11/15/48 ...................... United States 203,714 203,139
g
2016-C33 , B , FRN , 4.506% , 3/15/59 ................... United States 1,187,000 1,177,725
2017-C39 , B , 4.025% , 9/15/50 ........................ United States 1,077,000 1,019,050
2017-RC1 , AS , 3.844% , 1/15/60 ....................... United States 762,000 749,262
g,h
2018-C43 , XA , IO, FRN , 0.568% , 3/15/51 ................ United States 26,882,895 318,863
2019-C50 , AS , 4.021% , 5/15/52 ....................... United States 427,000 412,985

Putnam Funds Trust
Schedule of Investments
Putnam Core Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Wells Fargo Commercial Mortgage Trust, (continued)
2019-C52 , A5 , 2.892% , 8/15/52 ....................... United States 261,000 $ 246,257
g,h
2024-5C2 , XA , IO, FRN , 0.543% , 11/15/57 ............... United States 40,448,146 792,860
g,h
2025-5C3 , XA , IO, FRN , 0.818% , 1/15/58 ................ United States 15,429,890 472,425
b ,g
WFRBS Commercial Mortgage Trust , 2011-C4 , D , 144A, FRN ,
4.984% , 6/15/44 ................................... United States 238,482 231,528
64,781,218
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 65,598,074 ) ..............
64,781,218
Mortgage-Backed Securities 29.0%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.8%
FHLMC Pool, 15 Year , 2%, 9/01/35 ...................... United States 563,360 522,008
FHLMC Pool, 30 Year , 2%, 3/01/51 - 1/01/52 ............... United States 3,750,526 3,066,267
FHLMC Pool, 30 Year , 2.5%, 10/01/50 - 4/01/52 ............ United States 6,112,290 5,306,751
FHLMC Pool, 30 Year , 3%, 8/01/50 - 3/01/52 ............... United States 2,300,057 2,077,901
FHLMC Pool, 30 Year , 3.5%, 7/01/52 ..................... United States 8,498,889 7,859,234
FHLMC Pool, 30 Year , 4%, 4/01/52 ...................... United States 775,459 739,883
FHLMC Pool, 30 Year , 4.5%, 2/01/53 ..................... United States 280,179 275,330
FHLMC Pool, 30 Year , 5.5%, 7/01/49 - 11/01/53 ............ United States 3,849,308 3,936,286
FHLMC Pool, 30 Year , 6%, 5/01/53 ...................... United States 997,115 1,034,092
FHLMC Pool, 30 Year , 6.5%, 5/01/53 ..................... United States 35,052 36,357
24,854,109
Federal National Mortgage Association (FNMA) Fixed Rate 21.4%
FNMA, 15 Year , 2%, 3/01/37 ........................... United States 2,303,532 2,138,512
FNMA, 30 Year , 2%, 9/01/50 - 3/01/52 .................... United States 9,454,266 7,755,095
FNMA, 30 Year , 2.5%, 3/01/51 - 3/01/52 .................. United States 2,188,907 1,900,724
FNMA, 30 Year , 3%, 9/01/50 - 4/01/51 .................... United States 1,637,388 1,469,418
FNMA, 30 Year , 3.5%, 7/01/50 - 4/01/52 .................. United States 4,694,918 4,370,433
FNMA, 30 Year , 4%, 5/01/52 - 5/01/53 .................... United States 2,507,304 2,402,267
FNMA, 30 Year , 4.5%, 1/01/53 - 5/01/53 .................. United States 2,414,057 2,379,446
FNMA, 30 Year , 5%, 1/01/49 - 8/01/49 .................... United States 61,197 61,986
FNMA, 30 Year , 5.5%, 4/01/50 - 9/01/53 .................. United States 1,635,060 1,677,801
FNMA, 30 Year , 5.5%, 11/01/53 ......................... United States 6,649,282 6,784,361
FNMA, 30 Year , 6%, 4/01/53 - 10/01/53 ................... United States 2,565,419 2,669,487
FNMA, 30 Year , 6.5%, 4/01/53 - 7/01/54 .................. United States 1,356,701 1,412,251
i
Uniform Mortgage-Backed Securities , 1.5% , TBA, 11/25/40 .... United States 5,500,000 4,928,850
i
Uniform Mortgage-Backed Securities , 2% , TBA, 11/25/40 ..... United States 7,500,000 6,905,144
i
Uniform Mortgage-Backed Securities , 2% , TBA, 11/25/55 ..... United States 51,500,000 41,777,635
i
Uniform Mortgage-Backed Securities , 2.5% , TBA, 11/25/40 .... United States 2,500,000 2,352,483
i
Uniform Mortgage-Backed Securities , 2.5% , TBA, 11/25/55 .... United States 43,000,000 36,514,695
i
Uniform Mortgage-Backed Securities , 3% , TBA, 11/25/55 ..... United States 17,500,000 15,509,375
i
Uniform Mortgage-Backed Securities , 3.5% , TBA, 11/25/55 .... United States 4,000,000 3,688,382
i
Uniform Mortgage-Backed Securities , 4% , TBA, 11/25/55 ..... United States 10,500,000 9,963,889
i
Uniform Mortgage-Backed Securities , 4.5% , TBA, 11/25/40 .... United States 500,000 499,160
i
Uniform Mortgage-Backed Securities , 4.5% , TBA, 11/25/55 .... United States 9,500,000 9,261,131
i
Uniform Mortgage-Backed Securities , 5% , TBA, 11/25/40 ..... United States 3,500,000 3,534,563
i
Uniform Mortgage-Backed Securities , 5% , TBA, 11/25/55 ..... United States 22,960,000 22,847,987
i
Uniform Mortgage-Backed Securities , 5.5% , TBA, 11/25/55 .... United States 15,840,000 16,005,574
i
Uniform Mortgage-Backed Securities , 6% , TBA, 11/25/55 ..... United States 36,000,000 36,817,676
i
Uniform Mortgage-Backed Securities , 6.5% , TBA, 11/25/55 .... United States 49,000,000 50,746,409
296,374,734
Government National Mortgage Association (GNMA) Fixed Rate 5.8%
GNMA II, 30 Year , 3%, 6/20/50 - 4/20/52 .................. United States 861,320 772,913

Putnam Funds Trust
Schedule of Investments
Putnam Core Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, 30 Year , 5.5%, 7/20/53 ........................ United States 815,156 $ 835,743
i
GNMA II, Single-family, 30 Year , 2%, 11/15/55 .............. United States 12,500,000 10,399,968
i
GNMA II, Single-family, 30 Year , 2.5%, 11/15/55 ............ United States 12,500,000 10,821,768
GNMA II, Single-family, 30 Year , 3%, 7/20/50 - 11/15/55 ....... United States 8,072,558 7,266,517
GNMA II, Single-family, 30 Year , 3.5%, 10/20/49 - 11/20/49 .... United States 67,865 61,430
i
GNMA II, Single-family, 30 Year , 3.5%, 11/15/55 ............ United States 6,960,000 6,372,108
GNMA II, Single-family, 30 Year , 4%, 6/20/49 - 11/15/55 ....... United States 4,916,546 4,699,604
GNMA II, Single-family, 30 Year , 4.5%, 11/20/54 ............ United States 1,920,726 1,876,656
GNMA II, Single-family, 30 Year , 4.5%, 12/20/54 ............ United States 3,877,500 3,788,534
GNMA II, Single-family, 30 Year , 5%, 5/20/49 - 8/20/53 ....... United States 818,974 822,086
i
GNMA II, Single-family, 30 Year , 5%, 11/15/55 .............. United States 8,500,000 8,475,159
GNMA II, Single-family, 30 Year , 5.5%, 5/20/49 - 7/20/53 ...... United States 1,385,805 1,410,906
i
GNMA II, Single-family, 30 Year , 5.5%, 11/15/55 ............ United States 13,420,000 13,532,767
GNMA II, Single-family, 30 Year , 6%, 2/20/53 - 7/20/54 ....... United States 4,036,422 4,176,298
GNMA II, Single-family, 30 Year , 6.5%, 9/20/53 - 11/15/55 ..... United States 5,340,091 5,542,157
80,854,614
Total Mortgage-Backed Securities (Cost $ 399,986,983 ) .........................
402,083,457
Residential Mortgage-Backed Securities 6.3%
Financial Services 6.3%
b
A&D Mortgage Trust ,
2023-NQM2 , A1 , 144A, 6.132% , 5/25/68 ................ United States 872,914 875,956
2023-NQM3 , A1 , 144A, 6.733% , 7/25/68 ................ United States 1,244,270 1,254,584
2023-NQM5 , A1 , 144A, 7.049% , 11/25/68 ............... United States 3,562,017 3,612,884
2024-NQM3 , A1 , 144A, 6.451% , 7/25/69 ................ United States 3,139,458 3,180,056
g
Alternative Loan Trust , 2006-OA7 , 1A1 , FRN , 3.133% , 6/25/46 . United States 322,665 300,077
b
Angel Oak Mortgage Trust , 2024-9 , A1 , 144A, 5.138% , 9/25/69 . United States 720,820 720,109
b ,g
Arroyo Mortgage Trust , 2019-1 , A3 , 144A, FRN , 4.208% , 1/25/49 United States 98,082 96,190
b
BRAVO Residential Funding Trust ,
2023-NQM5 , A1 , 144A, 6.505% , 6/25/63 ................ United States 571,616 575,773
2023-NQM6 , A1 , 144A, 6.602% , 9/25/63 ................ United States 634,702 640,556
2024-NQM2 , A1 , 144A, 6.285% , 2/25/64 ................ United States 1,544,516 1,557,902
2024-NQM3 , A1 , 144A, 6.191% , 3/25/64 ................ United States 1,956,729 1,977,789
2024-NQM5 , A1 , 144A, 5.803% , 6/25/64 ................ United States 733,720 739,975
b
CAFL Issuer LP , 2025-RRTL1 , A1 , 144A, 5.684% , 5/28/40 ..... United States 425,000 428,652
b ,f
Chase Home Lending Mortgage Trust ,
2024-10 , A11 , 144A, FRN , 5.433% , ( 30-day SOFR Average +
1.25% ), 10/25/55 .................................. United States 3,882,120 3,880,164
2025-10 , A11 , 144A, FRN , 5.483% , ( 30-day SOFR Average +
1.3% ), 7/25/56 .................................... United States 595,155 595,783
2025-3 , A11 , 144A, FRN , 5.483% , ( 30-day SOFR Average +
1.3% ), 2/25/56 .................................... United States 844,126 845,053
2025-7 , A11 , 144A, FRN , 5.583% , ( 30-day SOFR Average +
1.4% ), 5/25/56 .................................... United States 552,181 554,109
b ,g
CIM Trust , 2023-R4 , A1 , 144A, FRN , 5% , 5/25/62 ........... United States 385,118 384,407
b ,f
Citigroup Mortgage Loan Trust , 2025-4 , A28 , 144A, FRN , 5.483% ,
( 30-day SOFR Average + 1.3% ), 10/25/55 ............... United States 925,346 925,896
b
Cross Mortgage Trust ,
2024-H1 , A1 , 144A, 6.085% , 12/25/68 .................. United States 3,421,464 3,451,582
2024-H4 , A1 , 144A, 6.147% , 7/25/69 ................... United States 2,951,380 2,986,591
2024-H5 , A1 , 144A, 5.854% , 8/26/69 ................... United States 807,345 813,980
b ,f
EFMT , 2025-NQM4 , A1F , 144A, FRN , 5.383% , ( 30-day SOFR
Average + 1.2% ), 9/25/70 ............................ United States 1,364,128 1,366,581
f
FHLMC STACR Debt Notes , 2017-DNA3 , M2B , FRN , 6.797% ,
( 30-day SOFR Average + 2.614% ), 3/25/30 .............. United States 306,845 313,401

Putnam Funds Trust
Schedule of Investments
Putnam Core Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b ,f
FHLMC STACR REMIC Trust ,
2021-DNA5 , M2 , 144A, FRN , 5.833% , ( 30-day SOFR Average
+ 1.65% ), 1/25/34 ................................. United States 101,968 $ 102,207
2021-DNA6 , M2 , 144A, FRN , 5.683% , ( 30-day SOFR Average
+ 1.5% ), 10/25/41 ................................. United States 622,606 625,331
2021-DNA7 , M1 , 144A, FRN , 5.033% , ( 30-day SOFR Average
+ 0.85% ), 11/25/41 ................................. United States 83,456 83,413
2021-DNA7 , M2 , 144A, FRN , 5.983% , ( 30-day SOFR Average
+ 1.8% ), 11/25/41 .................................. United States 4,286,351 4,324,863
2022-DNA2 , M1A , 144A, FRN , 5.483% , ( 30-day SOFR Average
+ 1.3% ), 2/25/42 .................................. United States 43,809 43,882
2022-DNA3 , M1B , 144A, FRN , 7.083% , ( 30-day SOFR Average
+ 2.9% ), 4/25/42 .................................. United States 16,000 16,624
2022-DNA5 , M1A , 144A, FRN , 7.133% , ( 30-day SOFR Average
+ 2.95% ), 6/25/42 ................................. United States 207,137 211,054
2022-DNA6 , M1A , 144A, FRN , 6.333% , ( 30-day SOFR Average
+ 2.15% ), 9/25/42 ................................. United States 309,057 310,835
2022-DNA6 , M1B , 144A, FRN , 7.883% , ( 30-day SOFR Average
+ 3.7% ), 9/25/42 .................................. United States 42,000 44,055
2022-HQA1 , M1A , 144A, FRN , 6.283% , ( 30-day SOFR Average
+ 2.1% ), 3/25/42 .................................. United States 3,288 3,299
2023-DNA1 , M1A , 144A, FRN , 6.287% , ( 30-day SOFR Average
+ 2.1% ), 3/25/43 .................................. United States 319,097 323,849
2023-HQA2 , M1A , 144A, FRN , 6.183% , ( 30-day SOFR Average
+ 2% ), 6/25/43 .................................... United States 76,999 77,184
2023-HQA3 , A1 , 144A, FRN , 6.033% , ( 30-day SOFR Average +
1.85% ), 11/25/43 .................................. United States 181,445 183,280
2023-HQA3 , M1 , 144A, FRN , 6.033% , ( 30-day SOFR Average
+ 1.85% ), 11/25/43 ................................. United States 26,650 26,805
2024-DNA1 , A1 , 144A, FRN , 5.533% , ( 30-day SOFR Average +
1.35% ), 2/25/44 ................................... United States 203,756 204,877
2024-DNA2 , A1 , 144A, FRN , 5.433% , ( 30-day SOFR Average +
1.25% ), 5/25/44 ................................... United States 183,487 184,454
2024-DNA2 , M2 , 144A, FRN , 5.883% , ( 30-day SOFR Average
+ 1.7% ), 5/25/44 .................................. United States 38,000 38,263
2025-DNA1 , A1 , 144A, FRN , 5.133% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 425,000 425,622
2025-DNA2 , A1 , 144A, FRN , 5.283% , ( 30-day SOFR Average +
1.1% ), 5/25/45 .................................... United States 376,188 377,570
2025-DNA3 , M1 , 144A, FRN , 5.283% , ( 30-day SOFR Average
+ 1.1% ), 9/25/45 .................................. United States 2,117,985 2,120,674
2025-DNA4 , M1 , 144A, FRN , 5.287% , ( 30-day SOFR Average
+ 1.1% ), 10/25/45 ................................. United States 1,181,000 1,184,691
b ,f
FHLMC STACR Trust , 2019-HQA2 , M2 , 144A, FRN , 6.347% , ( 30-
day SOFR Average + 2.164% ), 4/25/49 ................. United States 3,369 3,425
f
FNMA Connecticut Avenue Securities Trust ,
2016-C01 , 1M2 , FRN , 11.047% , ( 30-day SOFR Average +
6.864% ), 8/25/28 .................................. United States 1,728 1,758
2016-C01 , 2M2 , FRN , 11.247% , ( 30-day SOFR Average +
7.064% ), 8/25/28 .................................. United States 4,892 4,976
2016-C02 , 1M2 , FRN , 10.297% , ( 30-day SOFR Average +
6.114% ), 9/25/28 .................................. United States 8,189 8,271
2016-C03 , 2M2 , FRN , 10.197% , ( 30-day SOFR Average +
6.014% ), 10/25/28 ................................. United States 19,169 19,387
2016-C07 , 2M2 , FRN , 8.647% , ( 30-day SOFR Average +
4.464% ), 5/25/29 .................................. United States 267,804 274,915
2017-C02 , 2M2C , FRN , 7.947% , ( 30-day SOFR Average +
3.764% ), 9/25/29 .................................. United States 121,763 123,289

Putnam Funds Trust
Schedule of Investments
Putnam Core Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
f
FNMA Connecticut Avenue Securities Trust, (continued)
2017-C06 , 2M2C , FRN , 7.097% , ( 30-day SOFR Average +
2.914% ), 2/25/30 .................................. United States 47,697 $ 48,495
2017-C07 , 2M2 , FRN , 6.797% , ( 30-day SOFR Average +
2.614% ), 5/25/30 .................................. United States 12,377 12,552
2018-C02 , 2M2 , FRN , 6.497% , ( 30-day SOFR Average +
2.314% ), 8/25/30 .................................. United States 32,131 32,623
b
2021-R01 , 1M2 , 144A, FRN , 5.733% , ( 30-day SOFR Average +
1.55% ), 10/25/41 .................................. United States 44,075 44,209
b
2021-R03 , 1M2 , 144A, FRN , 5.833% , ( 30-day SOFR Average +
1.65% ), 12/25/41 .................................. United States 590,000 593,203
b
2022-R02 , 2M1 , 144A, FRN , 5.383% , ( 30-day SOFR Average +
1.2% ), 1/25/42 .................................... United States 41,134 41,136
b
2022-R03 , 1M2 , 144A, FRN , 7.683% , ( 30-day SOFR Average +
3.5% ), 3/25/42 .................................... United States 390,000 403,166
b
2022-R04 , 1M2 , 144A, FRN , 7.283% , ( 30-day SOFR Average +
3.1% ), 3/25/42 .................................... United States 390,000 401,127
b
2022-R05 , 2M1 , 144A, FRN , 6.083% , ( 30-day SOFR Average +
1.9% ), 4/25/42 .................................... United States 309,519 310,319
b
2022-R09 , 2M1 , 144A, FRN , 6.683% , ( 30-day SOFR Average +
2.5% ), 9/25/42 .................................... United States 45,468 46,074
b
2023-R01 , 1M1 , 144A, FRN , 6.583% , ( 30-day SOFR Average +
2.4% ), 12/25/42 ................................... United States 129,063 131,902
b
2023-R02 , 1M1 , 144A, FRN , 6.483% , ( 30-day SOFR Average +
2.3% ), 1/25/43 .................................... United States 268,721 274,397
b
2023-R06 , 1M1 , 144A, FRN , 5.883% , ( 30-day SOFR Average +
1.7% ), 7/25/43 .................................... United States 238,854 239,803
b
2023-R07 , 2M1 , 144A, FRN , 6.133% , ( 30-day SOFR Average +
1.95% ), 9/25/43 ................................... United States 43,200 43,492
b
2024-R02 , 1M1 , 144A, FRN , 5.283% , ( 30-day SOFR Average +
1.1% ), 2/25/44 .................................... United States 9,620 9,629
b
2024-R03 , 2M1 , 144A, FRN , 5.333% , ( 30-day SOFR Average +
1.15% ), 3/25/44 ................................... United States 53,596 53,612
b
2024-R04 , 1M1 , 144A, FRN , 5.283% , ( 30-day SOFR Average +
1.1% ), 5/25/44 .................................... United States 148,802 148,892
b
2024-R05 , 2M1 , 144A, FRN , 5.183% , ( 30-day SOFR Average +
1% ), 7/25/44 ..................................... United States 36,370 36,366
b
2024-R06 , 1A1 , 144A, FRN , 5.333% , ( 30-day SOFR Average +
1.15% ), 9/25/44 ................................... United States 155,965 156,579
b
2024-R06 , 1M1 , 144A, FRN , 5.233% , ( 30-day SOFR Average +
1.05% ), 9/25/44 ................................... United States 17,214 17,218
b
2025-R01 , 1A1 , 144A, FRN , 5.133% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 361,848 362,261
b
2025-R01 , 1M1 , 144A, FRN , 5.283% , ( 30-day SOFR Average +
1.1% ), 1/25/45 .................................... United States 330,949 331,451
b
2025-R02 , 1A1 , 144A, FRN , 5.183% , ( 30-day SOFR Average +
1% ), 2/25/45 ..................................... United States 516,669 517,918
b
2025-R02 , 1M1 , 144A, FRN , 5.333% , ( 30-day SOFR Average +
1.15% ), 2/25/45 ................................... United States 1,299,380 1,301,720
b
2025-R03 , 2A1 , 144A, FRN , 5.633% , ( 30-day SOFR Average +
1.45% ), 3/25/45 ................................... United States 901,575 907,904
b
2025-R04 , 1A1 , 144A, FRN , 5.183% , ( 30-day SOFR Average +
1% ), 5/25/45 ..................................... United States 523,355 524,472
b
2025-R04 , 1M1 , 144A, FRN , 5.383% , ( 30-day SOFR Average +
1.2% ), 5/25/45 .................................... United States 1,392,459 1,395,726
b
2025-R06 , 1A1 , 144A, FRN , 5.083% , ( 30-day SOFR Average +
0.9% ), 9/25/45 .................................... United States 1,564,335 1,565,799
b
GCAT Trust , 2020-NQM2 , A3 , 144A, 3.935% , 4/25/65 ........ United States 265,870 259,947

Putnam Funds Trust
Schedule of Investments
Putnam Core Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ...... United States 2,514,175 $ 2,537,415
b ,g
Homeward Opportunities Fund I Trust , 2020-2 , A3 , 144A, FRN ,
3.196% , 5/25/65 ................................... United States 342,719 340,395
b
J.P. Morgan Mortgage Trust ,
f
2024-10 , A11 , 144A, FRN , 5.433% , ( 30-day SOFR Average +
1.25% ), 3/25/55 ................................... United States 1,896,309 1,893,592
2024-CES1 , A1A , 144A, 5.919% , 6/25/54 ................ United States 520,356 524,160
2024-VIS2 , A1 , 144A, 5.853% , 11/25/64 ................. United States 365,695 369,129
f
2025-1 , A11 , 144A, FRN , 5.433% , ( 30-day SOFR Average +
1.25% ), 6/25/55 ................................... United States 1,014,516 1,013,886
b ,g
LHOME Mortgage Trust , 2025-RTL2 , A1 , 144A, FRN , 5.612% ,
4/25/40 ......................................... United States 670,000 674,884
b
MFA Trust , 2023-INV2 , A1 , 144A, 6.775% , 10/25/58 ......... United States 936,506 945,322
b
Mill City Mortgage Loan Trust ,
2023-NQM1 , A1 , 144A, 6.05% , 10/25/67 ................ United States 311,775 312,002
2023-NQM2 , A1 , 144A, 6.24% , 12/25/67 ................ United States 481,077 481,795
b ,f
Morgan Stanley Residential Mortgage Loan Trust , 2024-3 , AF ,
144A, FRN , 5.533% , ( 30-day SOFR Average + 1.35% ), 7/25/54 United States 2,571,541 2,569,355
b
OBX Trust ,
2023-NQM7 , A1 , 144A, 6.844% , 4/25/63 ................ United States 361,517 366,324
f
2025-J2 , AF , 144A, FRN , 5.483% , ( 30-day SOFR Average +
1.3% ), 9/25/55 .................................... United States 822,403 822,854
f
2025-NQM14 , A1F , 144A, FRN , 5.383% , ( 30-day SOFR
Average + 1.2% ), 7/25/65 ............................ United States 1,021,965 1,023,810
b ,g
Onity Loan Investment Trust , 2025-HB1 , A , 144A, FRN , 3% ,
6/25/38 ......................................... United States 178,325 174,436
b ,g
PRKCM Trust , 2023-AFC2 , A1 , 144A, FRN , 6.482% , 6/25/58 ... United States 1,129,825 1,132,872
b
PRPM Trust , 2024-NQM2 , A1 , 144A, 6.327% , 6/25/69 ........ United States 331,929 339,127
b ,f
Radian Mortgage Capital Trust , 2025-J3 , A25 , 144A, FRN ,
5.683% , ( 30-day SOFR Average + 1.5% ), 12/25/55 ........ United States 1,148,650 1,152,214
f
RALI Trust , 2006-QO5 , 1A1 , FRN , 4.536% , ( 1-month SOFR +
0.544% ), 5/25/46 .................................. United States 548,526 499,484
b ,g
Residential Mortgage Loan Trust , 2020-2 , A3 , 144A, FRN ,
2.911% , 5/25/60 ................................... United States 381,000 372,366
b ,f
Station Place Securitization Trust ,
2025-1 , A , 144A, FRN , 4.915% , ( 1-month SOFR + 0.9% ),
7/23/26 ......................................... United States 3,921,000 3,980,984
2025-3 , A , 144A, FRN , 4.915% , ( 1-month SOFR + 0.9% ),
9/23/26 ......................................... United States 4,030,000 4,043,292
2025-7 , A , 144A, FRN , 4.891% , ( 1-month SOFR + 0.9% ),
11/24/26 ........................................ United States 4,495,000 4,505,918
b
Verus Securitization Trust ,
2023-6 , A1 , 144A, 6.665% , 9/25/68 .................... United States 613,710 620,515
2023-INV2 , A1 , 144A, 6.443% , 8/25/68 ................. United States 1,835,208 1,848,632
2024-2 , A1 , 144A, 6.095% , 2/25/69 .................... United States 225,924 228,110
2024-5 , A1 , 144A, 6.192% , 6/25/69 .................... United States 502,825 509,804
86,921,572
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 86,496,796 ) ...............
86,921,572
Agency Commercial Mortgage-Backed Securities 1.8%
Financial Services 1.8%
f
FHLMC ,
413 , F23 , FRN , 5.233% , ( 30-day SOFR Average + 1.05% ),
5/25/54 ......................................... United States 2,966,364 2,971,290
5391 , FC , FRN , 5.283% , ( 30-day SOFR Average + 1.1% ),
3/25/54 ......................................... United States 1,052,956 1,058,424

Putnam Funds Trust
Schedule of Investments
Putnam Core Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
f
FHLMC, (continued)
5471 , FD , FRN , 5.033% , ( 30-day SOFR Average + 0.85% ),
11/25/54 ........................................ United States 1,281,988 $ 1,281,463
g ,h
FHLMC, Multi-family Structured Pass-Through Certificates , K743 ,
X1 , IO, FRN , 0.907% , 5/25/28 ........................ United States 10,073,218 206,612
f
FNMA ,
2024-89 , FA , FRN , 5.383% , ( 30-day SOFR Average + 1.2% ),
12/25/54 ........................................ United States 4,695,311 4,715,005
2024-93 , FD , FRN , 5.233% , ( 30-day SOFR Average + 1.05% ),
12/25/54 ........................................ United States 3,623,934 3,630,009
2024-98 , FA , FRN , 5.333% , ( 30-day SOFR Average + 1.15% ),
12/25/53 ........................................ United States 2,851,796 2,861,469
2025-41 , FA , FRN , 5.333% , ( 30-day SOFR Average + 1.15% ),
6/25/54 ......................................... United States 3,178,892 3,191,588
GNMA ,
g,h
2020-190 , IO, FRN , 1.06% , 11/16/62 ................... United States 5,285,727 410,208
g,h
2021-17 , IO, FRN , 1.053% , 1/16/61 .................... United States 5,649,524 450,939
f
2024-78 , QF , FRN , 5.284% , ( 30-day SOFR Average + 1.1% ),
5/20/54 ......................................... United States 4,377,030 4,390,355
25,167,362
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 24,915,862 ) .......
25,167,362
Total Long Term Investments (Cost $ 1,580,580,962 ) ...........................
1,592,176,141
a
Short Term Investments 8.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers 2.7%
b ,j
AutoNation, Inc. , 144A, 4 .252% , 11/03/25 ................. United States 13,625,000 13,619,891
b ,j
Bell Canada Holdings, Inc. , 144A, 4 .207% , 11/20/25 ......... Canada 1,875,000 1,870,813
b ,j
Boston Properties LP , 144A, 4 .285% , 11/06/25 ............. United States 2,785,000 2,783,089
b ,j
Energy Transfer LP , 144A, 4 .031% , 11/03/25 ............... United States 4,755,000 4,753,388
b ,j
FMC Corp. , 144A, 4 .502% , 11/03/25 ..................... United States 5,690,000 5,687,767
b ,j
Mid-America Apartments LP , 144A, 4 .247% , 11/10/25 ........ United States 3,215,000 3,211,349
b ,j
Nutrien Ltd. , 144A, 4 .209% , 11/28/25 .................... Canada 2,990,000 2,980,367
b ,j
Phillips 66 , 144A, 4 .224% , 11/26/25 ...................... United States 3,130,000 3,120,677
Total Commercial Papers (Cost $ 38,031,543 ) .................................
38,027,341
Shares
Management Investment Companies 5.3%
a,k
Putnam Short Term Investment Fund , Class P , 4.371% ....... United States 72,763,644 72,763,644
Total Management Investment Companies (Cost $ 72,763,644 ) ..................
72,763,644
Total Short Term Investments (Cost $ 110,795,187 ) .............................
110,790,985
a
Total Investments (Cost $ 1,691,376,149 ) 122.9% ..............................
$1,702,967,126
TBA Sale Commitments (0.8) % ..............................................
(11,262,841)
Other Assets, less Liabilities (22.1) % ........................................
(305,801,541)
Net Assets 100.0% .........................................................
$1,385,902,744
a a a

Putnam Funds Trust
Schedule of Investments
Putnam Core Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 44 .
a
a a
Country
Principal
Amount
*
a Value
l
TBA Sale Commitments (0.8)%
Mortgage-Backed Securities (0.8)%
Government National Mortgage Association (GNMA) Fixed Rate (0.8)%
GNMA II, Single-family, 30 Year ,
6% , 11/15/55 ..................................... United States (6,000,000) $ (6,107,147)
6.5% , 11/15/55 .................................... United States (5,000,000) (5,155,694)
(11,262,841)
Total TBA Sale Commitments (Proceeds $ (11,257,969) ) ........................
$(11,262,841)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note
3
(
g
) regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2025, the aggregate value of these securities was $314,422,723, representing 22.7% of net assets.
c
Perpetual security with no stated maturity date.
d
The coupon rate shown represents the rate at period end.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( c ).
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
h
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
i
Security purchased on a to-be-announced (TBA) basis. See Note
1
(
c
).
j
The rate shown represents the yield at period end.
k
The rate shown is the annualized seven-day effective yield at period end.
l
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note
1
(
c
).

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
October 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Core
Bond Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,590,891,623
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 100,484,526
Value - Unaffiliated issuers .................................................................. $1,602,264,864
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 100,702,262
Cash .................................................................................... 688,065
Receivables:
Investment securities sold ................................................................... 481,613
Receivable for sales of TBA securities (Note 1 c ) .................................................. 11,257,969
Capital shares sold ........................................................................ 3,856,648
Dividends and interest ..................................................................... 11,815,736
Prepaid expenses .......................................................................... 59,630
Total assets .......................................................................... 1,731,126,787
Liabilities:
Payables:
Investment securities purchased .............................................................. 14,496,864
Payable for purchases of TBA securities (Note 1 c ) ................................................. 317,514,250
Capital shares redeemed ................................................................... 671,606
Management fees ......................................................................... 436,609
Distribution fees .......................................................................... 51,698
Transfer agent fees ........................................................................ 11,657
Trustees' fees and expenses ................................................................. 93,518
Deposits from brokers for:
TBA transactions ........................................................................ 685,000
TBA sale commitments, at value (proceeds $11,257,969) (Note 1c) .................................... 11,262,841
Total liabilities ......................................................................... 345,224,043
Net assets, at value ................................................................. $1,385,902,744
Net assets consist of:
Paid-in capital ............................................................................. $1,560,578,736
Total distributable earnings (losses) ............................................................. (174,675,992)
Net assets, at value ................................................................. $1,385,902,744

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
October 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Core
Bond Fund
Class A:
Net assets, at value ....................................................................... $190,883,584
Shares outstanding ........................................................................ 22,980,250
Net asset value per share
a,b
.................................................................. $8.31
Maximum offering price per share (net asset value per share ÷ 96.00%)
b
................................ $8.66
Class C:
Net assets, at value ....................................................................... $9,567,776
Shares outstanding ........................................................................ 1,156,493
Net asset value and maximum offering price per share
a,b
............................................ $8.27
Class R:
Net assets, at value ....................................................................... $8,344,532
Shares outstanding ........................................................................ 996,774
Net asset value and maximum offering price per share
b
............................................. $8.37
Class R6:
Net assets, at value ....................................................................... $59,431,492
Shares outstanding ........................................................................ 7,134,257
Net asset value and maximum offering price per share
b
............................................. $8.33
Class Y:
Net assets, at value ....................................................................... $1,117,675,360
Shares outstanding ........................................................................ 134,636,334
Net asset value and maximum offering price per share
b
............................................. $8.30
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Funds Trust
Financial Statements
Statement of Operations
for the year ended October 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Core
Bond Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................................. $2,732,251
Interest:
Unaffiliated issuers ........................................................................ 52,242,134
Total investment income ................................................................... 54,974,385
Expenses:
Management fees (Note 3 a ) ................................................................... 4,343,736
Distribution fees: (Note 3c )
    Class A ................................................................................ 431,442
    Class C ................................................................................ 87,591
    Class R ................................................................................ 32,362
Interest expense ........................................................................... 2,491
Other .................................................................................... 3,817
Total expenses ......................................................................... 4,901,439
Expense reductions (Note 4 ) ............................................................... (5,634)
Expenses waived/paid by affiliates (Note 3g) ................................................... (18,703)
Net expenses ......................................................................... 4,877,102
Net investment income ................................................................ 50,097,283
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 1,865,103
TBA sale commitments ..................................................................... (319,047)
Net realized gain (loss) .................................................................. 1,546,056
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 19,692,920
Non-controlled affiliates (Note 3 g ) ........................................................... 217,736
TBA sale commitments ..................................................................... (144,547)
Net change in unrealized appreciation (depreciation) ............................................ 19,766,109
Net realized and unrealized gain (loss) ............................................................ 21,312,165
Net increase (decrease) in net assets resulting from operations .......................................... $71,409,448

Putnam Funds Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Core Bond Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $50,097,283 $22,923,806
Net realized gain (loss) ................................................. 1,546,056 4,157,784
Net change in unrealized appreciation (depreciation) ........................... 19,766,109 12,994,354
Net increase (decrease) in net assets resulting from operations ................ 71,409,448 40,075,944
Distributions to shareholders:
Class A ............................................................. (7,378,526) (6,053,305)
Class B ............................................................. — (4,244)
Class C ............................................................. (310,309) (239,201)
Class R ............................................................. (258,237) (85,736)
Class R6 ............................................................ (2,167,459) (231,813)
Class Y ............................................................. (40,593,174) (16,037,883)
Total distributions to shareholders .......................................... (50,707,705) (22,652,182)
Capital share transactions: (Note 2 )
Class A ............................................................. 29,715,115 36,228,632
Class B ............................................................. — (166,357)
Class C ............................................................. 1,223,443 3,351,345
Class R ............................................................. 4,076,464 3,544,042
Class R6 ............................................................ 40,150,197 15,260,260
Class Y ............................................................. 561,889,043 310,396,233
Total capital share transactions ............................................ 637,054,262 368,614,155
Net increase (decrease) in net assets ................................... 657,756,005 386,037,917
Net assets:
Beginning of year ....................................................... 728,146,739 342,108,822
End of year ........................................................... $1,385,902,744 $728,146,739

Putnam Funds Trust
Notes to Financial Statements
Putnam Core Bond Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Putnam Funds Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of fourteen
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
Core Bond Fund (Fund) is included in this report. The Fund
offers five classes of shares: Class A, Class C, Class R,
Class R6 and Class Y. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share as of 4 p.m. Eastern time each day
the New York Stock Exchange (NYSE) is open for trading.
Under compliance policies and procedures approved
by the Fund's Board of Trustees (the Board), the Board
has designated the Fund’s investment manager as the
valuation designee and has responsibility for oversight
of valuation. The investment manager is assisted by the
Fund’s administrator in performing this responsibility,
including leading the cross-functional Valuation Committee
(VC).The Fund may utilize independent pricing services,
quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC)
securities are valued within the range of the most recent
quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according
to the broadest and most representative market. Certain
equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Core Bond Fund
(continued)
b. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Collateral has been pledged and/or received
for open TBA trades.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of October 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Distributions
to shareholders are recorded on the ex-dividend date.
1. Organization and Significant Accounting Policies
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Core Bond Fund
(continued)
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 10,614,126 $86,799,845 12,146,706 $99,551,592
Shares issued in reinvestment of distributions .......... 884,544 7,206,051 722,056 5,877,274
Shares redeemed ............................... (7,880,446) (64,290,781) (8,508,145) (69,200,234)
Net increase (decrease) .......................... 3,618,224 $29,715,115 4,360,617 $36,228,632
Class B Shares:
*
Shares issued in reinvestment of distributions .......... — $— 526 $4,244
Shares redeemed ............................... — — (20,912) (170,601)
Net increase (decrease) .......................... — $— (20,386) $(166,357)
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Core Bond Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a monthly base fee equal to 0.39% of the monthly average of the Fund’s net asset value. In return for this fee, Advisers provides investment management and investor servicing and bears the Fund’s organizational and operating expenses, excluding performance fee adjustments, payments under the Fund’s distribution plan, brokerage, interest, taxes, investment related expenses, extraordinary expenses and acquired fund fees and expenses.
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 554,108 $4,519,780 620,351 $5,058,344
Shares issued in reinvestment of distributions .......... 37,988 308,289 29,232 237,234
Shares redeemed
a
.............................. (443,900) (3,604,626) (239,581) (1,944,233)
Net increase (decrease) .......................... 148,196 $1,223,443 410,002 $3,351,345
Class R Shares:
Shares sold ................................... 908,004 $7,448,467 753,843 $6,333,373
Shares issued in reinvestment of distributions .......... 31,415 258,237 10,303 85,736
Shares redeemed ............................... (439,669) (3,630,240) (345,634) (2,875,067)
Net increase (decrease) .......................... 499,750 $4,076,464 418,512 $3,544,042
Class R6 Shares:
Shares sold ................................... 7,783,686 $63,807,148 2,194,233 $18,188,916
Shares issued in reinvestment of distributions .......... 262,084 2,143,082 26,924 221,261
Shares redeemed ............................... (3,122,245) (25,800,033) (385,979) (3,149,917)
Net increase (decrease) .......................... 4,923,525 $40,150,197 1,835,178 $15,260,260
Class Y Shares:
Shares sold ................................... 102,446,958 $837,503,697 49,715,419 $408,701,238
Shares issued in reinvestment of distributions .......... 4,976,245 40,522,902 1,963,462 16,015,743
Shares redeemed ............................... (38,850,640) (316,137,556) (14,068,659) (114,320,748)
Net increase (decrease) .......................... 68,572,563 $561,889,043 37,610,222 $310,396,233
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Core Bond Fund
(continued)
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees. These fees are paid by Advisors as part of the management contract.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $27,309
CDSC retained .............................................................................. $4,579
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Putnam Core Bond Fund
(continued)
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
These fees are being paid by Advisers as part of the management contract.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
These fees are being paid by Advisers as part of the management contract.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended October 31, 2025, the Fund held investments in affiliated management investment companies as follows:
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the year ended October 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective May 19, 2025, earned credits on custodian fees, if any, are recognized as income.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Core Bond Fund
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $— $27,720,882 $— $— $217,736 $27,938,618 1,113,980 $771,745
Putnam Short Term Investment
Fund, Class P, 4.371% ...... 63,715,306 1,007,680,664 (998,632,326) — — 72,763,644 72,763,644 1,960,506
Total Affiliated Securities ... $63,715,306 $1,035,401,546 $(998,632,326) $— $217,736 $100,702,262 $2,732,251
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Core Bond Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At October 31, 2025, the capital loss carryforwards were as follows:
During the year ended October 31, 2025, the Fund utilized $4,059,630 of capital loss carryforwards.
The tax character of distributions paid during the years ended October 31, 2025 and 2024, was as follows:
At October 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended October 31, 2025, aggregated
$5,881,233,209 and $4,912,942,912, respectively.
7. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 86,512,857
Long term ................................................................................ 100,275,677
Total capital loss carryforwards ............................................................... $186,788,534
2025 2024
Distributions paid from:
Ordinary income .......................................................... $50,707,705 $22,652,182
Cost of investments .......................................................................... $1,680,185,639
Unrealized appreciation ........................................................................ $16,492,521
Unrealized depreciation ........................................................................ (4,973,875)
Net unrealized appreciation (depreciation) .......................................................... $11,518,646
Distributable earnings:
Undistributed ordinary income ................................................................... $593,896

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Core Bond Fund
(continued)
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Core Bond Fund
Assets:
Investments in Securities:
a
Management Investment Companies ......... $ 27,938,618 $ — $ — $ 27,938,618
Corporate Bonds ........................ — 393,279,269 — 393,279,269
U.S. Government and Agency Securities ....... — 493,878,374 — 493,878,374
Asset-Backed Securities ................... — 98,126,271 — 98,126,271
Commercial Mortgage-Backed Securities ...... — 64,781,218 — 64,781,218
Mortgage-Backed Securities ................ — 402,083,457 — 402,083,457
Residential Mortgage-Backed Securities ....... — 86,921,572 — 86,921,572
Agency Commercial Mortgage-Backed Securities — 25,167,362 — 25,167,362
Short Term Investments ................... 72,763,644 38,027,341 — 110,790,985
Total Investments in Securities ........... $100,702,262 $1,602,264,864 $— $1,702,967,126
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 11,262,841 $ — $ 11,262,841
Total Other Financial Instruments ......... $— $11,262,841 $— $11,262,841
a
For detailed categories, see the accompanying Schedule of Investments.
7. Credit Facility
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Core Bond Fund
(continued)
9. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
CLO Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
ETF Exchange-Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GNMA Government National Mortgage Association
IO Interest Only
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
STACR Structured Agency Credit Risk
T-Note
Treasury Note

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Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Putnam Funds Trust and Shareholders of Putnam Core Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam Core
Bond Fund (one of the funds constituting Putnam Funds Trust, referred to hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31,
2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 18, 2025
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

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Tax Information (unaudited)

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Annual Report
Putnam Core Bond Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended October 31, 2025:
Pursuant to: Amount Reported
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $196,029
Section 163(j) Interest Earned §163(j) $46,891,022

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Putnam Core Bond Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940
Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the
Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors
(collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-
owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Remuneration is paid by the Fund‘s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds (one of which is your fund) and each of the exchange-traded funds have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
Under its management contract, your fund pays a management fee at a fixed rate of 39 basis points to the Advisor. The
Advisor is obligated to pay, out of the management fee, all of the fund’s organizational and other operating expenses with limited exceptions, which include fees, if any payable under the fund’s distribution plan, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
In addition, your fund’s Management Contract provides that its management fees will be adjusted up or down depending upon whether your fund’s performance is better or worse than the performance of an appropriate index of securities prices specified in the Management Contract. In the course of reviewing investment performance, the Trustees examined the operation of your fund’s performance fees and concluded that these fees were operating effectively to align further the Advisor’s economic interests with those of the fund’s shareholders.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund) had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. (In light of the fact that, under your fund’s management contract, the Advisor bears many of the fund’s organizational and operating expenses, as a practical matter it is unlikely that these expense limitations would become operative with respect to your fund.)
The Advisor and PSERV have agreed to maintain these expense limitations until at least February 28, 2027. The Advisor and
PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your

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fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the first quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Advisor but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the

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Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks.
In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year, three-year and five-year periods ended December 31, 2024. Your fund’s return, net of fees and expenses, was positive and exceeded the return of its benchmark over the one-year period ended December 31, 2024, and was positive but trailed the return of its benchmark over the three-year and five-year periods ended December 31, 2024.
(When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Funds Trust

franklintempleton.com
Annual Report
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors,
LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

39114-AFSOI 12/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz

Principal Executive Officer

Date:	December 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz

Principal Executive Officer

Date:	December 29, 2025

By:	/s/ Jeffrey White

Jeffrey White

Principal Financial Officer

Date:	December 29, 2025